Semiannual Report June 30, 2002


Oppenheimer
STRATEGIC BOND FUND/VA

A Series of Oppenheimer Variable Account Funds






                                    [LOGO OMITTED]
                                    OPPENHEIMERFUNDS[REGISTRATION MARK]
                                    The Right  Way to Invest

OPPENHEIMER STRATEGIC BOND FUND/VA


================================================================================
OBJECTIVE
OPPENHEIMER STRATEGIC BOND FUND/VA, a series of Oppenheimer Variable Account Funds, seeks a high level of current income principally derived from interest on debt securities.

================================================================================
NARRATIVE BY ART STEINMETZ, CO-PORTFOLIO MANAGER
We are generally pleased with the Fund's performance during the six-month period ended June 30, 2002, particularly in light of the markets' volatility resulting from such factors as the well-publicized accounting and reporting concerns of some major U.S. corporations.(1) In fact, the multi-sector approach to fixed-income investing again proved its worth with the strong performance of emerging-markets securities and domestic mortgage-backed securities and the potential for recovery in the high yield market.

   In early 2002 we began to see signs that the economic deterioration had stopped, and investors started to look ahead to the recovery phase of the next economic cycle. And when the Federal Reserve Board (the Fed) kept interest rates stable in late January 2002, mortgage rates began to move higher and refinancing activity waned. As a result, mortgage-backed securities rallied strongly. Similarly, emerging-markets bonds rebounded sharply as Argentina's financial problems of 2001 did not spread, and a potential economic recovery in the U.S. held positive implications for exports.

   However, the high-yield corporate bond market was not improving, primarily due to persistent weakness among the telecommunications companies sector. We still believe in the recovery of the U.S. economy, and therefore we sold some of our emerging market debt holdings to purchase additional high yield bonds, which historically have done well in an improving economy. One distinct advantage of this move is that since both are low-grade investments, the Fund's overall credit quality stayed relatively stable.

   We have also seen good returns in mortgage-backed securities, which tend to do well in stable interest rate environments when people are less likely to refinance.(2) And while leading economic indicators have been encouraging, most analysts don't expect the Fed to reverse course and raise interest rates anytime soon.







1. Total returns include changes in net asset value per share but do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account, and can be provided by the separate account product sponsor.
2. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. Securities subject to prepayment risk, including the mortgage-related securities that the Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.




2  OPPENHEIMER STRATEGIC BOND FUND/VA

   In this environment the Fund concentrated on government bonds, low-grade or high yield bonds, emerging market debt and developed market or international debt. Our emphasis on emerging-markets bonds was a particularly positive contributor to the Fund's performance.(3)

   The economic downturn, while unsettling to many investors, provided the opportunity to purchase high yielding bonds at what we consider bargain prices. Indeed, a look at past periods of economic weakness suggests that the bond market tends to "overshoot" when the news is bad and that it subsequently rebounds to more normal price levels as the economy recovers. That began to happen during the first six months of 2002. While there is no guarantee that the market will repeat this pattern, we believe that it will.

   Looking forward, as the economic recovery gathers strength, investors should become more comfortable assuming credit risk. We also believe in the long-term prospects for emerging-market bonds, which should benefit from improving export activity. Over the near term, however, we may see this market pull back as it consolidates recent gains, and we have positioned the Fund accordingly. In the meantime, both sectors should continue to produce competitive yields, while U.S. and foreign government securities should provide some income and a lesser degree of price volatility. This diversified approach to the global bond markets is an important element of what makes Oppenheimer Strategic Bond Fund/VA part of THE RIGHT WAY TO INVEST.







3. Lower-grade debt securities (junk bonds) may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their obligations to pay interest and principal. Emerging market countries may have less developed legal and accounting systems and investments maybe subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.




3  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited

                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
=====================================================================================
ASSET-BACKED SECURITIES--2.9%
American Money Management Corp.,
   Commercial Debt Obligations Sub.
   Bonds, Series I, Cl. D1, 13.602%,
   1/15/12(1)                                    $       200,000    $        148,000
Conseco Finance Securitizations
   Corp., Home Equity Loan Pass-
   Through Certificates, Series
   2001-D, Cl. M2, 3.59%, 11/15/32(1,2)                3,000,000           2,978,438
Consumer Credit Reference Index
   Securities Program, Credit Card
   Asset-Backed Certificates, Series
   2002-B, Cl. FX, 10.421%, 3/22/07(1)                   500,000             516,250
Embarcadero Aircraft Securitization
   Trust, Airplane Collateral Obligations,
   Series 2000-A, Cl. B, 2.94%, 8/15/25(1,2)           1,820,063             728,025
Impac Secured Assets CMN Owner
   Trust, Home Equity Collateralized
   Mtg. Obligations, Series 2001-5,
   Cl. M1, 7.25%, 8/23/31                              2,197,000           2,269,776
Lehman ABS Manufactured Housing
   Contract, Commercial Mtg. Pass-
   Through Certificates, Series 2001-B,
   Cl. A4, 5.27%, 9/15/18                              3,000,000           3,041,250
NC Finance Trust, Collateralized Mtg.
   Obligations, Series 1999-I, Cl. ECFD,
   8.75%, 12/25/28(1)                                     95,245              76,672
Option One Mortgage Securities Corp.,
   Home Equity Collateralized Mtg.
   Obligations, Series 1999-1, Cl. CTFS,
   10.06%, 3/26/29(1)                                     88,328              84,408
Principal Residential Mortgage Capital
   Resources Trust, Real Estate Mtg.
    Investment Conduit Participation
   Certificates, Series 2000-1, Cl. B,
   3.55%, 6/20/05(1,2)                                 1,000,000             994,375
                                                                    -----------------
Total Asset-Backed Securities (Cost $11,884,835)                          10,837,194

=====================================================================================
MORTGAGE-BACKED OBLIGATIONS--57.1%
-------------------------------------------------------------------------------------
GOVERNMENT AGENCY--48.3%
-------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--43.4%
Federal Home Loan Mortgage Corp.,
   Gtd. Multiclass Mtg. Pass-Through
   Certificates:
   11%, 11/1/14                                          258,573             290,843
   Series 151, Cl. F, 9%, 5/15/21(13)                    357,447             379,116





                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
=====================================================================================
Federal Home Loan Mortgage Corp.,
   Interest-Only Stripped Mtg.-
   Backed Security:
   Series 192, Cl. IO, 6.50%, 2/1/28(3)          $     9,889,674    $      1,944,712
   Series 194, Cl. IO, 6.50%, 4/1/28(3)               29,972,624           6,408,990
   Series 207, Cl. IO, 7%, 6/1/30(3)                   8,521,329           1,467,266
Federal National Mortgage Assn.:
   6%, 7/25/32(13)                                    39,500,000          39,401,250
   6.50%, 7/1/28-5/1/32                                9,434,509           9,634,718
   6.50%, 7/1/28(13)                                  83,900,000          85,525,982
   7%, 7/16/32(13)                                    10,000,000          10,356,300
   7.50%, 8/1/25                                         156,882             165,755
Federal National Mortgage Assn.,
   Collateralized Mtg. Obligations, Gtd.
   Real Estate Mtg. Investment Conduit
   Pass-Through Certificates, Trust 1993-
   202, Cl. PH, 6.50%, 2/25/22(4)                      4,500,000           4,762,935
Federal National Mortgage Assn., Gtd.
   Real Estate Mtg. Investment Conduit
   Pass-Through Certificates, Interest-
   Only Stripped Mtg.-Backed Security:
   Trust 294, Cl. 2, 7%, 2/1/28(3)                     1,166,117             218,647
   Trust 313, Cl. 2, 6.50%, 6/25/31(3)                 8,373,913           1,957,402
                                                                    -----------------
                                                                         162,513,916
-------------------------------------------------------------------------------------
GNMA/GUARANTEED--4.9%
Government National Mortgage Assn.,
   Gtd. Multiclass Mtg. Participation
   Certificates, Series 1999-27, Cl. PQ,
   7.50%, 8/16/28                                      8,220,125           8,769,805
Government National Mortgage Assn.:
   6.63%, 11/20/25                                        57,344              59,316
   7%, 3/15/28-7/15/28                                 7,391,837           7,699,337
   7.50%, 2/15/27                                        995,218           1,059,389
   8%, 11/15/25-5/15/26                                  821,374             879,483
                                                                    -----------------
                                                                          18,467,330
-------------------------------------------------------------------------------------
PRIVATE--8.8%
-------------------------------------------------------------------------------------
COMMERCIAL--6.2%
AMRESCO Commercial Mortgage
   Funding I Corp., Multiclass Mtg.
   Pass-Through Certificates, Series
   1997-C1, Cl. G, 7%, 6/17/29(5)                        100,000              92,037
Asset Securitization Corp., Commercial
   Mtg. Pass-Through Certificates:
   Series 1996-MD6, Cl. A7, 7.964%,
   11/13/26(2)                                         2,000,000           1,860,313
   Series 1997-D4, Cl. B1, 7.525%, 4/14/29               375,000             315,410
   Series 1997-D5, Cl. B1, 6.93%, 2/14/41                300,000             153,328
   Series 1997-D5, Cl. B2, 1.375%,
   2/14/41(1,2)                                        1,250,000             281,250




4  OPPENHEIMER STRATEGIC BOND FUND/VA

                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
COMMERCIAL Continued
FDIC Trust, Gtd. Real Estate Mtg.
    Investment Conduit Pass-Through
   Certificates, Series 1994-C1,
   Cl. 2G, 8.70%, 9/25/25(1)                     $       153,594    $        150,258
First Chicago/Lennar Trust 1,
   Commercial Mtg. Pass-Through
   Certificates:
   Series 1997-CHL1, Cl. D,
   8.126%, 5/25/08(1,2)                                  350,000             329,985
   Series 1997-CHL1, Cl. E, 8.168%,
   2/25/11(1,2)                                          600,000             484,688
First Union-Lehman Brothers
   Commercial Mortgage Trust,
   Commercial Mtg. Pass-Through
   Certificates, Series 1997-C2, Cl. F,
   7.50%, 9/18/15                                        225,000             185,379
General Motors Acceptance Corp.,
   Collateralized Mtg. Obligations,
   Series 1998-C1, Cl. E, 7.096%, 3/15/11(2)             800,000             821,750
GMAC Commercial Mortgage
   Securities, Inc., Interest-Only
   Stripped Mtg.-Backed Security
   Pass-Through Certificates, Series
   1997-C1, Cl. X, 2.01%, 7/15/27(3)                   3,536,335             232,625
GMAC Commercial Mortgage
   Securities, Inc., Mtg. Pass-Through
   Certificates:
   Series 1997-C1, Cl. G, 7.414%, 11/15/11               440,000             351,450
   Series 1997-C2, Cl. F, 6.75%, 4/16/29                 250,000             147,900
   Series 1998-C1, Cl. F, 7.104%, 5/15/30(2)           1,800,000           1,701,333
Merrill Lynch Mortgage Investors, Inc.,
   Mtg. Pass-Through Certificates, Series
   1995-C2, Cl. D, 7.596%, 6/15/21(2)                    231,556             245,083
Morgan Stanley Capital I, Inc.,
   Commercial Mtg. Pass-Through
   Certificates:
   Series 1996-C1, Cl. E,
   7.428%, 3/15/06(1,2)                                  553,342             534,988
   Series 1996-C1, Cl. F, 7.42%, 2/15/28(2,5)            162,744             138,331
   Series 1997-HF1, Cl. F, 6.86%, 2/15/10(5)             150,000             137,540
   Series 1997-RR, Cl. D, 7.713%,
   4/30/39(2,5)                                          450,024             398,658
   Series 1997-RR, Cl. E, 7.713%,
   4/30/39(2,5)                                          300,016             230,098
   Series 1997-RR, Cl. F, 7.713%,
   4/30/39(2,5)                                          600,032             390,138
   Series 1997-XL1, Cl. G, 7.695%,
   10/3/30(5)                                            390,000             360,506
   Series 1998-HF1, Cl. F, 7.18%,
   12/15/09(5)                                         1,500,000           1,418,617



                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc.,
   Commercial Mtg. Pass-Through
   Certificates:
   Series 1996-MC1, Cl. G, 7.15%,
   6/15/06(5)                                    $     1,800,000    $      1,724,906
   Series 1996-MC2, Cl. F, 5.75%,
   12/21/26                                            4,350,000           3,885,773
   Series 1997-MC1, Cl. F, 7.452%,
   5/20/07(5)                                             63,720              58,682
Prudential Mortgage Capital Co. II LLC,
   Commercial Mtg. Pass-Through
   Certificates, Series PRU-HTG 2000-
   C1, Cl. A2, 7.306%, 10/6/15                         4,000,000           4,205,000
Salomon Brothers Mortgage Securities
   VII, Inc., Commercial Mtg. Pass-
   Through Certificates, Series
   1996-C1, Cl. F, 8.687%, 1/20/06(2)                  1,000,000             865,000
Strategic Hotel Capital, Inc., Commercial
   Mtg. Obligations, Series 2001-SCH1,
   Cl. E, 4.04%, 4/17/06(1,2)                          1,496,870           1,377,120
Structured Asset Securities Corp.,
   Commercial Mtg. Obligations,
   Series 1995-C4, Cl. E, 8.929%,
   6/25/26(1,2)                                           73,349              73,349
                                                                    -----------------
                                                                          23,151,495
-------------------------------------------------------------------------------------
RESIDENTIAL--2.6%
Lehman Structured Securities Corp.,
   Collateralized Mtg. Obligations,
   Series 2001-GE4, Cl. A, 6.632%,
   10/25/30(2)                                         1,561,720           1,529,997
Norwest Asset Securities Corp.,
   Collateralized Mtg. Obligations,
   Mtg. Pass-Through Certificates,
   Series 1999-20, Cl. A13, 6.75%,
   8/25/29                                             4,378,307           4,437,107
Salomon Brothers Mortgage Securities
   VII, Inc., Commercial Mtg. Pass-
   Through Certificates, Series
   1996-B, Cl. 1, 7.076%, 4/25/26(1,2)                   291,093             220,685
Structured Asset Securities Corp. NIM
   Trust, Collateralized Mtg. Obligations,
   Series 2001-1, Cl. A, 7.50%, 7/25/30(1)               202,539             201,274
Washington Mutual Mortgage Loan
   Trust, Commercial Mtg. Obligations,
   Series 2001-S9, Cl. A12, 6.75%,
   9/25/31(1)                                          3,328,027           3,355,068
                                                                    -----------------
                                                                           9,744,131
                                                                    -----------------
Total Mortgage-Backed Obligations
   (Cost $217,220,155)                                                   213,876,872




5  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
=====================================================================================
U.S. GOVERNMENT OBLIGATIONS--7.3%
Federal Home Loan Mortgage
   Corp. Sr. Unsec. Nts., 5.75%,
   9/15/10                                       $       940,000    $        961,094
Federal National Mortgage Assn.
   Sr. Unsec. Nts., 2.125%, 10/9/07                  430,000,000           3,918,288
Federal National Mortgage Assn.
   Unsec. Nts.:
   1.75%, 3/26/08                                    260,000,000           2,330,803
   5.25%, 4/15/07                                      2,890,000           2,999,543
U.S. Treasury Bonds:
   5.375%, 2/15/31                                       790,000             773,830
   8.75%, 5/15/17                                      1,660,000           2,215,401
   8.875%, 2/15/19                                       735,000             999,923
   11.875%, 11/15/03                                     500,000             564,009
U.S. Treasury Nts.:
   5.875%, 2/15/04                                     2,300,000           2,420,946
   6.50%, 2/15/10                                      4,810,000           5,378,508
   6.75%, 5/15/05                                      2,700,000           2,947,641
   7%, 7/15/06                                         1,760,000           1,966,455
                                                                    -----------------
Total U.S. Government Obligations (Cost $26,665,337)                      27,476,441

=====================================================================================
FOREIGN GOVERNMENT OBLIGATIONS--18.8%
-------------------------------------------------------------------------------------
ALGERIA--0.1%
Algeria (Republic of) Nts., 2.875%,
   3/4/10(1,2)                                           520,000             463,450
-------------------------------------------------------------------------------------
ARGENTINA--0.4%
Argentina (Republic of) Bonds:
   3.063%, Series 2018, 6/19/18(6,7)                   1,698,000             275,925
   11.375%, 3/15/10(6,7)                               1,065,000             207,675
   11.75%, 6/15/15(6,7)                                2,095,000             371,863
Argentina (Republic of) Par Bonds,
   5.984%, 3/31/23(6,7)                                  565,000             251,425
Argentina (Republic of) Unsec. Bonds,
   12.375%, 2/21/12(6,7)                                 360,000              73,800
Argentina (Republic of) Unsec.
   Unsub. Bonds, 11.75%, 4/7/09(6,7)                     845,000             164,775
Argentina (Republic of) Unsub. Bonds,
   Series 2031, 2.79%, 6/19/31(6,7)                      434,600              76,055
Buenos Aires (Province of) Bonds,
   Series PBA1, 3.257%, 4/1/07(1,6,7)[ARP]               137,148              13,374
                                                                    -----------------
                                                                           1,434,892
-------------------------------------------------------------------------------------
AUSTRIA--0.6%
Austria (Republic of) Bonds:
   3.40%, 10/20/04[EUR]                                  450,000             437,754
   4.30%, 7/15/03[EUR]                                   230,000             228,397
   6.25%, 7/15/27[EUR]                                   345,000             379,224
Austria (Republic of) Nts., Series EMTN,
   5.50%, 10/20/07[EUR]                                  890,000             912,365




                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
=====================================================================================
Austria (Republic of) Sr. Unsec.
   Unsub. Nts., Series MTN1, 5%,
   7/15/12[EUR]                                          385,000    $        376,081
                                                                    -----------------
                                                                           2,333,821
-------------------------------------------------------------------------------------
BELGIUM--0.8%
Belgium (Kingdom of) Bonds:
   5%, 9/28/11[EUR]                                      320,000             313,788
   5.50%, 3/28/28[EUR]                                   585,000             580,750
   6.25%, Series 26, 3/28/07[EUR]                      1,310,000           1,382,508
Belgium (Kingdom of) Debs.,
   7.25%, 4/29/04[EUR]                                   630,000             657,591
Belgium (Kingdom of) Treasury Bills,
   Zero Coupon, 3.44%, 9/19/02(8)[EUR]                    95,000              93,138
                                                                    -----------------
                                                                           3,027,775
-------------------------------------------------------------------------------------
BRAZIL--0.3%
Brazil (Federal Republic of) Bonds,
   8.875%, 4/15/24                                     2,486,000           1,211,925
-------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Interest Arrears
   Debs., 2.813%, 7/28/11(2)                             245,000             216,212
-------------------------------------------------------------------------------------
CANADA--0.2%
Canada (Government of) Bonds,
   5.50%, 6/1/09[CAD]                                  1,065,000             712,764
-------------------------------------------------------------------------------------
CHILE--0.1%
Chile (Republic of) Nts.,
   7.125%, 1/11/12                                       455,000             460,783
-------------------------------------------------------------------------------------
COLOMBIA--0.5%
Colombia (Republic of) Bonds,
   10%, 1/23/12                                          375,000             354,375
Colombia (Republic of) Unsec.
   Unsub. Bonds:
   8.375%, 2/15/27                                       395,000             283,412
   11.75%, 2/25/20                                       385,000             377,685
Colombia (Republic of) Unsec.
   Unsub. Nts., 11.375%, 1/31/08[EUR]                    945,000             907,945
                                                                    -----------------
                                                                           1,923,417
-------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub.
   Bonds, 9.50%, 9/27/06                                 505,000             534,038
-------------------------------------------------------------------------------------
ECUADOR--0.4%
Ecuador (Republic of) Unsec. Bonds,
   5%, 8/15/30(2)                                      2,680,000           1,360,100
-------------------------------------------------------------------------------------
FRANCE--2.0%
France (Government of) Obligations
   Assimilables du Tresor Bonds:
   5%, 4/25/12[EUR]                                      740,000             729,143
   5.75%, 10/25/32[EUR]                                  565,000             595,343




6  OPPENHEIMER STRATEGIC BOND FUND/VA

                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
=====================================================================================
FRANCE Continued
France (Government of)
   Treasury Nts.:
   3.50%, 7/12/04[EUR]                                 2,070,000    $      2,026,454
   3.75%, 1/12/07[EUR]                                 4,330,000           4,144,876
                                                                    -----------------
                                                                           7,495,816
-------------------------------------------------------------------------------------
GERMANY--2.0%
Germany (Republic of) Bonds:
   4%, Series 139, 2/16/07[EUR]                        4,200,000           4,062,058
   5%, Series 01, 7/4/11[EUR]                            700,000             695,122
   5.50%, 1/4/31[EUR]                                    590,000             602,204
Treuhandanstalt Gtd. Nts., 6.75%,
   5/13/04[EUR]                                        1,875,000           1,942,856
                                                                    -----------------
                                                                           7,302,240
-------------------------------------------------------------------------------------
GREAT BRITAIN--0.9%
United Kingdom Treasury Bonds:
   7.75%, 9/8/06[GBP]                                  1,163,000           1,952,519
   8%, 12/7/15[GBP]                                      649,000           1,275,170
                                                                    -----------------
                                                                           3,227,689
-------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds,
   5.35%, 5/18/11[EUR]                                   980,000             975,489
Greece (Republic of) Sr. Unsub. Bonds,
   4.65%, 4/19/07[EUR]                                   335,000             330,219
                                                                    -----------------
                                                                           1,305,708
-------------------------------------------------------------------------------------
HUNGARY--0.2%
Hungary (Government of) Bonds,
   Series 07/D, 6.25%, 6/12/07[HUF]                  199,320,000             736,722
-------------------------------------------------------------------------------------
ITALY--1.0%
Italy (Republic of) Treasury Bonds,
   Buoni del Tesoro Poliennali:
   0.375%, 10/10/06[JPY]                              89,000,000             747,582
   6%, 5/1/31[EUR]                                     1,860,000           1,977,829
Italy (Republic of) Treasury Bonds,
   Cert Di Credito Del Tesoro,
   Zero Coupon, 3.48%, 7/15/02(8)[EUR]                 1,005,000             991,436
                                                                    -----------------
                                                                           3,716,847
-------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Past
   Due Interest Bonds, 1.895%,
   3/29/18(1,6,7)[FRF]                                 2,194,500              77,231




                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
MEXICO--0.7%
United Mexican States Bonds:
   5.01%, 12/31/19[DEM]                                1,200,000    $        512,021
   11.50%, 5/15/26                                       600,000             762,600
United Mexican States Bonds, Series
   MTN, 8.30%, 8/15/31                                 1,455,000           1,418,625
                                                                    -----------------
                                                                           2,693,246
-------------------------------------------------------------------------------------
NIGERIA--0.0%
Nigeria (Federal Republic of)
   Promissory Nts., Series RC,
   5.092%, 1/5/10                                        380,000             152,000
-------------------------------------------------------------------------------------
PANAMA--0.6%
Panama (Republic of) Bonds:
   9.375%, 7/23/12                                       250,000             235,625
   9.625%, 2/8/11                                        680,000             661,300
Panama (Republic of) Interest
   Reduction Bonds, 4.75%, 7/17/14(2)                    555,556             468,056
Panama (Republic of) Nts.,
   8.25%, 4/22/08                                        166,000             159,775
Panama (Republic of) Past Due
   Interest Debs., 2.625%, 7/17/16(2)                    881,981             654,871
                                                                    -----------------
                                                                           2,179,627
-------------------------------------------------------------------------------------
PERU--0.3%
Peru (Republic of) Sr. Nts.,
   Zero Coupon, 4.53%, 2/28/16(8)                      2,651,452           1,296,030
-------------------------------------------------------------------------------------
PHILIPPINES--0.7%
Philippines (Republic of) Bonds,
   9.375%, 1/18/17                                       790,000             807,775
Philippines (Republic of) Nts.,
   10.625%, 3/16/25                                      445,000             461,020
Philippines (Republic of) Unsec. Bonds:
   8.875%, 4/15/08                                       400,000             418,000
   9.875%, 1/15/19                                     1,105,000           1,100,580
                                                                    -----------------
                                                                           2,787,375
-------------------------------------------------------------------------------------
POLAND--0.6%
Poland (Republic of) Bonds,
   Series 1106, 8.50%, 11/12/06[PLZ]                   3,810,000             960,153
Poland (Republic of) Past Due
   Interest Bonds, 6%, 10/27/14(2)                     1,138,000           1,143,690
                                                                    -----------------
                                                                           2,103,843
-------------------------------------------------------------------------------------
PORTUGAL--0.4%
Portugal (Republic of) Obrig Do
   Tes Medio Prazo Unsec. Unsub.
   Bonds, 5.85%, 5/20/10[EUR]                          1,300,000           1,350,308




7  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
RUSSIA--2.2%
Deutsche Bank AG, OAO Gazprom
   Loan Participation Nts.:
   9.50%, 2/19/03                                $       530,000    $        539,222
   10%, 12/9/02(1)                                       935,000             948,558
Russia (Government of) Debs.,
   Series VI, 3%, 5/14/06                              2,600,000           2,041,000
Russian Federation Unsec. Unsub.
   Nts., 8.75%, 7/24/05                                  740,000             771,450
Russian Federation Unsub. Nts.,
   5%, 3/31/30(2)                                            875                 609
Russian Ministry of Finance Debs.,
   3%, 5/14/08                                         5,520,000           3,772,575
                                                                    -----------------
                                                                           8,073,414
-------------------------------------------------------------------------------------
SOUTH AFRICA--0.4%
South Africa (Republic of) Unsec. Nts.:
   7.375%, 4/25/12                                       815,000             807,869
   8.50%, 6/23/17                                        270,000             282,825
   9.125%, 5/19/09                                       510,000             572,475
                                                                    -----------------
                                                                           1,663,169
-------------------------------------------------------------------------------------
SPAIN--0.8%
Spain (Kingdom of) Bonds, Bonos y
   Obligacion del Estado:
   4.25%, 7/30/02[EUR]                                 1,695,000           1,675,037
   5.75%, 7/30/32[EUR]                                 1,160,000           1,199,345
                                                                    -----------------
                                                                           2,874,382
-------------------------------------------------------------------------------------
SUPRANATIONAL--0.2%
European Investment Bank,
   2.125%, 9/20/07[JPY]                               80,000,000             730,385
-------------------------------------------------------------------------------------
THE NETHERLANDS--0.8%
The Netherlands (Government of)
   Bonds:
   5%, 7/15/11[EUR]                                      185,000             182,304
   5.50%, 1/15/28[EUR]                                   470,000             474,755
   5.75%, 1/15/04[EUR]                                   540,000             547,970
   5.75%, Series 1, 2/15/07[EUR]                       1,115,000           1,154,250
The Netherlands (Government of)
   Treasury Bills, Zero Coupon,
   3.36%, 9/30/02(8)[EUR]                                640,000             626,818
                                                                    -----------------
                                                                           2,986,097
-------------------------------------------------------------------------------------
TURKEY--0.1%
Turkey (Republic of) Sr. Unsec.
   Unsub. Nts., 11.875%, 1/15/30                         375,000             321,094
Turkey (Republic of) Sr. Unsub.
   Bonds, 12.375%, 6/15/09                               230,000             214,187
                                                                    -----------------
                                                                             535,281




                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
=====================================================================================
UKRAINE--0.1%
Ukraine (Republic of) Sr. Unsec. Nts.,
   11%, 3/15/07                                  $       342,650    $        349,417
-------------------------------------------------------------------------------------
VENEZUELA--0.8%
Venezuela (Republic of) Bonds,
   9.25%, 9/15/27                                        760,000             488,300
Venezuela (Republic of) Debs.,
   Series DL, 2.875%, 12/18/07(2)                      2,908,529           2,174,126
Venezuela (Republic of) Front-
   Loaded Interest Reduction
   Bonds, Series B, 3.313%, 3/31/07(2)                   402,372             300,773
                                                                    -----------------
                                                                           2,963,199
                                                                    -----------------
Total Foreign Government Obligations
   (Cost $68,860,534)                                                     70,279,203

=====================================================================================
LOAN PARTICIPATIONS--0.3%
Deutsche Bank AG, Indonesia
   Rupiah Loan Participation Nts.:
   2.60%, 5/21/04(13)                                    470,000             239,700
   2.60%, 3/25/05(13)                                    265,000             135,150
   2.60%, 12/14/13(13)                                   795,000             365,700
Morocco (Kingdom of) Loan
   Participation Agreement,
   Tranche A, 2.75%, 1/1/09(1,2)                         205,000             181,938
PT Bank Ekspor Impor Indonesia
   Nts., Series 4 yr., 5.563%, 8/28/02(1,2)              300,000             291,750
                                                                    -----------------
Total Loan Participations (Cost $1,225,821)                                1,214,238

=====================================================================================
CORPORATE BONDS AND NOTES--36.3%
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.9%
-------------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Burke Industries, Inc., 10% Sr. Sub.
   Nts., 8/15/07(6,7)                                    150,000                  --
Collins & Aikman Products Co.,
   10.75% Sr. Nts., 12/31/11(5)                          400,021             404,000
Collins & Aikman Floorcoverings,
   Inc., 9.75% Sr. Sub. Nts., 2/15/10(5)                 200,021             205,000
Dana Corp.:
   9% Unsec. Nts., 8/15/11                               300,000             297,000
   10.125% Sr. Nts., 3/15/10(5)                          200,000             205,000
Delco Remy International, Inc., 11%
   Sr. Unsec. Sub. Nts., 5/1/09                          300,000             247,500
Dura Operating Corp.:
   9% Sr. Sub. Nts., Series B, 5/1/09[EUR]               400,000             390,102
   9% Sr. Unsec. Sub. Nts., Series D,
   5/1/09                                                500,000             487,500




8  OPPENHEIMER STRATEGIC BOND FUND/VA

                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
AUTO COMPONENTS Continued
Stoneridge, Inc., 11.50% Sr. Nts.,
   5/1/12(5)                                     $       600,021    $        609,000
                                                                    -----------------
                                                                           2,845,102
-------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.3%
Apcoa, Inc., 9.25% Sr. Unsec.
    Sub. Nts., 3/15/08                                   100,021              42,625
Aztar Corp., 9% Sr. Unsec.
   Sub. Nts., 8/15/11                                    850,021             868,062
Boyd Gaming Corp., 8.75% Nts.,
   4/15/12(5)                                            300,021             303,000
Buffets, Inc., 11.25% Sr. Sub. Nts.,
   7/15/10(5)                                            300,000             301,500
Capstar Hotel Co., 8.75% Sr. Sub.
   Nts., 8/15/07                                         275,000             244,750
Coast Hotels & Casinos, Inc., 9.50%
   Sr. Sub. Nts., 4/1/09(5)                              300,000             316,500
Family Restaurants, Inc., 9.75% Sr. Nts.,
   2/1/02(6,7)                                           500,000               2,500
Florida Panthers Holdings, Inc., 9.875%
   Sr. Sub. Nts., 4/15/09                                450,021             468,000
Hollywood Casino Corp., 11.25%
   Sr. Sec. Nts., 5/1/07                                 250,021             271,250
Hollywood Park, Inc., 9.25% Sr. Unsec.
   Sub. Nts., Series B, 2/15/07                          325,000             292,500
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                 350,000             357,000
Isle of Capri Casinos, Inc., 9% Sr. Sub.
   Nts., 3/15/12(5)                                      500,021             507,500
John Q. Hammons Hotels, Inc., 8.875%
   Nts., 5/15/12(5)                                      300,021             295,500
Jupiters Ltd., 8.50% Sr. Unsec. Nts.,
   3/1/06                                                400,000             410,000
Mandalay Resort Group, 10.25%
   Sr. Unsec. Sub. Nts., Series B, 8/1/07                650,021             684,937
MGM Mirage, Inc., 8.375% Sr. Unsec.
   Sub. Nts., 2/1/11(4)                                1,200,000           1,212,000
Mohegan Tribal Gaming Authority:
   8% Sr. Sub. Nts., 4/1/12(5)                           400,021             403,500
   8.125% Sr. Nts., 1/1/06                               300,000             309,000
   8.375% Sr. Sub. Nts., 7/1/11                          600,021             615,750
   8.75% Sr. Unsec. Sub. Nts., 1/1/09                    700,000             728,875
Park Place Entertainment Corp.,
   7.875% Sr. Sub. Nts., 3/15/10(5)                      200,021             199,500
Premier Cruise Ltd., 11% Sr. Nts.,
   3/15/08(1,6,7)                                        250,000                  --
Premier Parks, Inc.:
   0%/10% Sr. Disc. Nts., 4/1/08(9)                      750,000             735,000
   9.75% Sr. Nts., 6/15/07                               500,000             515,000
Prime Hospitality Corp., 8.375%
   Sr. Sub. Nts., 5/1/12(5)                              400,021             394,000




                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875%
   Sr. Unsec. Sub. Nts., 7/1/10                  $       800,000    $        850,000
Sun International Hotels Ltd.,
   8.875% Sr. Sub. Nts., 8/15/11(5)                      700,000             718,375
Trump Atlantic City Associates/
   Trump Atlantic City Funding, Inc.,
   11.25% First Mtg. Nts., 5/1/06                         25,000              18,938
Vail Resorts, Inc., 8.75% Sr. Unsec.
   Sub. Nts., 5/15/09                                    200,000             201,000
Venetian Casino Resort LLC/Las Vegas
   Sands, Inc., 11% Bonds, 6/15/10(5)                    250,021             252,813
                                                                    -----------------
                                                                          12,519,375
-------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.3%
Beazer Homes USA, Inc., 8.375% Sr. Nts.,
   4/15/12(5)                                            400,000             406,000
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                  300,000             204,000
D.R. Horton, Inc.:
   7.875% Sr. Nts., 8/15/11                              300,000             294,000
   9.375% Sr. Unsec. Sub. Nts., 3/15/11                  400,000             408,000
   9.75% Sr. Sub. Nts., 9/15/10                          400,000             416,000
Del Webb Corp, 10.25% Sr. Unsec. Sub.
   Nts., 2/15/10                                         300,000             330,750
KB Home:
   7.75% Sr. Nts., 10/15/04                              300,000             304,500
   8.625% Sr. Sub. Nts., 12/15/08                        250,000             253,750
   9.50% Sr. Unsec. Sub. Nts., 2/15/11                   400,000             413,000
Metromedia International Group, Inc.,
   10.50% Sr. Unsec. Disc. Nts.,
   9/30/07(1,2)                                          529,470             129,720
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts.,
   12/15/05                                              425,000             429,250
Standard Pacific Corp., 9.25% Sr. Sub.
   Nts., 4/15/12                                         200,000             202,000
WCI Communities, Inc., 9.125% Sr.
   Sub. Nts., 5/1/12                                     300,000             299,250
Williams Scotsman, Inc., 9.875% Sr.
   Unsec. Nts., 6/1/07(5)                                800,000             768,000
                                                                    -----------------
                                                                           4,858,220
-------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Amazon.com, Inc., 0%/10% Sr.
   Unsec. Disc. Nts., 5/1/08(9)                        1,100,000           1,006,500
-------------------------------------------------------------------------------------
MEDIA--3.9%
Adelphia Communications Corp.:
   7.875% Sr. Unsec. Nts., 5/1/09(6)                     350,000             136,500
   10.25% Sr. Unsec. Nts., 11/1/06(6)                    400,000             160,000
   10.25% Sr. Unsec. Sub. Nts., 6/15/11(6)               600,000             249,000
   10.875% Sr. Unsec. Nts., 10/1/10(6)                   500,000             200,000
AMC Entertainment, Inc., 9.50% Sr.
   Unsec. Sub. Nts., 2/1/11                              500,000             498,125




9  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
MEDIA Continued
Block Communications, Inc., 9.25%
   Sr. Sub. Nts., 4/15/09(5)                     $       400,000    $        402,000
Chancellor Media Corp., 8.75% Sr.
   Unsec. Sub. Nts., Series B, 6/15/07                   400,000             402,000
Charter Communications Holdings
   LLC/Charter Communications
   Holdings Capital Corp.:
   0%/9.92% Sr. Unsec. Disc. Nts.,
   4/1/11(9)                                             900,000             434,250
   8.25% Sr. Unsec. Nts., 4/1/07                         250,000             168,750
   8.625% Sr. Unsec. Nts., 4/1/09                        200,000             135,000
   10.75% Sr. Unsec. Nts., 10/1/09                     1,100,000             778,250
   11.125% Sr. Unsec. Nts., 1/15/11                      499,979             347,500
Classic Cable, Inc., 10.50% Sr. Sub. Nts.,
   3/1/10(6,7)                                           199,979              45,250
Comcast UK Cable Partner Ltd., 11.20%
   Sr. Unsec. Disc. Debs., 11/15/07                      249,979             226,250
Corus Entertainment, Inc., 8.75% Sr. Sub.
   Nts., 3/1/12                                          300,000             301,500
Cumulus Media, Inc., 10.375% Sr. Unsec.
   Sub. Nts., 7/1/08                                     450,000             479,250
Diamond Cable Communications plc,
   11.75% Sr. Disc. Nts., 12/15/05(6)                    500,000             132,500
Diamond Holdings plc, 9.125% Sr. Nts.,
   2/1/08(6)                                              49,979              44,750
EchoStar Broadband Corp., 10.375% Sr.
   Unsec. Nts., 10/1/07                                  799,979             768,000
EchoStar DBS Corp., 9.375% Sr. Unsec.
   Nts., 2/1/09                                          900,000             837,000
Emmis Communications Corp.:
   0%/12.50% Sr. Unsec. Disc. Nts.,
   3/15/11(9)                                            700,000             507,500
   8.125% Sr. Unsec. Sub. Nts., Series B,
   3/15/09                                               600,000             588,000
Entravision Communications Corp.,
   8.125% Sr. Sub. Nts., 3/15/09(5)                      399,979             404,000
Insight Midwest LP/Insight Capital, Inc.,
   9.75% Sr. Nts., 10/1/09                               399,979             370,000
Key3Media Group, Inc., 11.25% Sr. Sub.
   Nts., 6/15/11                                         499,979             227,500
Lamar Advertising Co.:
   8.625% Sr. Sub. Nts., 9/15/07                         150,000             154,500
   9.625% Sr. Unsec. Sub. Nts., 12/1/06                   49,979              51,625
Mediacom LLC/Mediacom Capital
   Corp., 9.50% Sr. Unsec. Nts., 1/15/13                 600,000             522,000
Penton Media, Inc., 10.375% Sr. Unsec.
   Sub. Nts., 6/15/11                                    600,000             369,000
Radio One, Inc., 8.875% Sr. Unsec. Sub.
   Nts., Series B, 7/1/11                                199,979             200,500




                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
Regal Cinemas, Inc., 9.375% Sr.
   Sub. Nts., 2/1/12(5)                          $       199,979    $        208,000
Rogers Cablesystems Ltd., 10%
   Second Priority Sr. Sec. Debs.,
   12/1/07                                               199,979             209,000
Shaw Communications, Inc., 8.54%
   Debs., 9/30/27[CAD]                                   340,000             202,268
Sinclair Broadcast Group, Inc.:
   8% Sr. Sub. Nts., 3/15/12                             749,979             742,500
   8.75% Sr. Sub. Nts., 12/15/07                         100,000             100,000
   8.75% Sr. Sub. Nts., 12/15/11                         299,979             301,500
   9% Sr. Unsec. Sub. Nts., 7/15/07                      500,000             502,500
Six Flags, Inc., 8.875% Sr. Nts., 2/1/10                 800,000             800,000
Spanish Broadcasting System, Inc.,
   9.625% Sr. Unsec. Sub. Nts., 11/1/09                  800,000             828,000
Telewest Communications plc,
   0%/9.875% Sr. Disc. Nts.,
   4/15/09(9)[GBP]                                       100,000              51,064
United Pan-Europe Communications
   NV:
   0%/13.375% Sr. Unsec. Disc. Nts.,
   Series B, 11/1/09(6,7,9)                              500,000              50,000
   0%/13.75% Sr. Unsec. Disc. Nts.,
   Series B, 2/1/10(6,7,9)                               200,000              20,000
   11.25% Sr. Nts., Series B, 11/1/09(6)[EUR]            250,000              30,245
WRC Media, Inc./Weekly Reader
   Corp./Compass Learning Corp.,
   12.75% Sr. Sub. Nts., 11/15/09                        500,000             513,750
                                                                    -----------------
                                                                          14,699,327
-------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Saks, Inc.:
   8.25% Sr. Unsec. Nts., 11/15/08                       700,000             665,000
   9.875% Nts., 10/1/11                                  400,000             404,000
                                                                    -----------------
                                                                           1,069,000
-------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.8%
Asbury Automotive Group, Inc.,
   9% Sr. Sub. Nts., 6/15/12(5)                          300,000             291,000
AutoNation, Inc., 9% Sr. Unsec.
   Nts., 8/1/08                                          500,000             517,500
CSK Auto, Inc., 12% Sr. Nts., 6/15/06(5)                 400,000             429,500
Eye Care Centers of America, Inc.,
   9.125% Sr. Unsec. Sub. Nts., 5/1/08                   200,000             171,000
Finlay Enterprises, Inc., 9% Debs.,
   5/1/08                                                100,000              96,875
Petco Animal Supplies, Inc., 10.75%
   Sr. Sub. Nts., 11/1/11                                200,000             217,000
United Auto Group, Inc., 9.625%
   Sr. Sub. Nts., 3/15/12(5)                             300,000             303,000
United Rentals (North America), Inc.,
   10.75% Sr. Unsec. Nts., 4/15/08                       600,000             645,000




10  OPPENHEIMER STRATEGIC BOND FUND/VA

                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
United Rentals, Inc., 9.25% Sr. Unsec.
   Sub. Nts., Series B, 1/15/09                  $       250,000    $        252,500
                                                                    -----------------
                                                                           2,923,375
-------------------------------------------------------------------------------------
TEXTILES & APPAREL--0.2%
Finlay Fine Jewelry Corp., 8.375%
   Sr. Nts., 5/1/08                                      300,000             295,125
Galey & Lord, Inc., 9.125% Sr. Unsec.
   Sub. Nts., 3/1/08(6)                                  400,000              71,000
Phillips-Van Heusen Corp., 9.50% Sr.
   Unsec. Sub. Nts., 5/1/08                              200,000             204,000
Russell Corp., 9.25% Sr. Nts., 5/1/10(5)                 200,000             207,000
                                                                    -----------------
                                                                             777,125
-------------------------------------------------------------------------------------
CONSUMER STAPLES--1.9%
-------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr.
   Sub. Nts., 1/15/12                                    300,000             309,375
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts.,
   Series B, 2/1/05                                      200,000             168,000
                                                                    -----------------
                                                                             477,375
-------------------------------------------------------------------------------------
FOOD & DRUG RETAILING--0.7%
Fleming Cos., Inc.:
   10.125% Sr. Unsec. Nts., 4/1/08                       400,000             408,000
   10.625% Sr. Unsec. Sub. Nts., Series D,
   7/31/07                                               600,000             591,000
Great Atlantic & Pacific Tea Co., Inc.
   (The), 9.125% Sr. Nts., 12/15/11                      400,000             374,000
Pantry, Inc. (The), 10.25% Sr. Sub. Nts.,
   10/15/07                                              200,000             182,000
Pathmark Stores, Inc., 8.75% Sr. Sub. Nts.,
   2/1/12                                                500,000             510,000
Real Time Data Co., 13% Disc. Nts.,
   5/31/09(1,6,7)                                        142,981              18,588
Winn-Dixie Stores, Inc., 8.875% Sr. Nts.,
   4/1/08                                                400,000             402,000
                                                                    -----------------
                                                                           2,485,588
-------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
American Seafood Group LLC,
   10.125% Sr. Sub. Nts., 4/15/10(5)                     200,000             203,000
Aurora Foods, Inc., 8.75% Sr. Sub. Nts.,
    Series B, 7/1/08                                     300,000             202,500
Burns Philp Capital Pty Ltd., 9.75%
   Sr. Sub. Nts., 7/15/12(5)                             200,000             199,000
Del Monte Corp., 9.25% Sr. Unsec.
   Sub. Nts., 5/15/11                                    300,000             313,500
Doane Pet Care Co., 9.75% Sr. Unsec.
   Sub. Nts., 5/15/07                                    200,000             175,000
Dole Food Co., Inc., 7.25% Nts.,
   5/1/09(5)                                             800,000             819,076





                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625% Sr.
   Unsec. Sub. Nts., 2/15/08                     $       400,000    $        401,000
Sparkling Spring Water Group Ltd.,
   11.50% Sr. Sec. Sub. Nts., 11/15/07                   200,000             195,250
                                                                    -----------------
                                                                           2,508,326
-------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
AKI Holdings Corp., 0%/13.50% Sr. Disc.
   Debs., 7/1/09(9)                                      150,000              75,937
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                350,000             334,688
Holmes Products Corp., 9.875% Sr.
   Unsec. Sub. Nts., Series B, 11/15/07                  200,000             131,500
Johnsondiversey, Inc., 9.625% Sr. Sub.
   Nts., 5/15/12(5)                                      250,021             262,500
Playtex Products, Inc., 9.375% Sr. Unsec.
   Sub. Nts., 6/1/11                                     500,021             532,500
Revlon Consumer Products Corp., 9%
   Sr. Nts., 11/1/06                                     300,000             211,500
Styling Technology Corp., 10.875% Sr.
   Unsec. Sub. Nts., 7/1/08(1,6,7)                        70,000                  --
                                                                    -----------------
                                                                           1,548,625
-------------------------------------------------------------------------------------
ENERGY--3.1%
-------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
Clark Refining & Marketing, Inc.,
   8.875% Sr. Sub. Nts., 11/15/07                        200,000             193,000
Denbury Management, Inc.,
   9% Sr. Sub. Nts., 3/1/08                              400,000             395,000
Dresser, Inc., 9.375% Sr. Sub. Nts.,
   4/15/11(5)                                            300,000             305,250
Grant Geophysical, Inc., 9.75% Sr.
   Unsec. Nts., Series B, 2/15/08(1)                     560,000             254,800
Hanover Equipment Trust, 8.50%
    Sr. Sec. Nts., Trust 2001, Cl. A, 9/1/08(5)          500,000             465,000
Hornbeck-Leevac Marine Services,
   Inc., 10.625% Sr. Nts., 8/1/08                        750,000             788,437
Leviathan Gas Pipeline Partners LP/
   Leviathan Finance Corp., 10.375%
   Sr. Unsec. Sub. Nts., Series B, 6/1/09                400,000             426,000
Ocean Rig Norway AS, 10.25% Sr. Sec.
   Nts., 6/1/08                                          700,000             619,500
Petroleum Helicopters, Inc., 9.375%
   Sr. Nts., 5/1/09                                      200,000             206,000
Trico Marine Services, Inc., 8.875%
   Sr. Nts., 5/15/12(5)                                  600,000             597,000
Universal Compression Holdings,
   Inc., 0%/9.875% Sr. Disc. Nts.,
   2/15/08(9)                                            800,000             764,000
                                                                    -----------------
                                                                           5,013,987




11  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
OIL & GAS--1.8%
Chesapeake Energy Corp., 8.125%
   Sr. Unsec. Nts., 4/1/11                       $       600,000    $        592,500
Forest Oil Corp., 7.75% Sr. Nts.,
   5/1/14(5)                                             300,000             291,000
Frontier Oil Corp., 11.75% Sr. Nts.,
   11/15/09                                              400,000             427,000
Funding Corp./Beaver Valley
   Funding Corp., 9% Second Lease
   Obligation Bonds, 6/1/17                              199,000             213,346
Giant Industries, Inc., 11% Sr. Sub. Nts.,
   5/15/12(5)                                            300,000             265,500
Magnum Hunter Resources, Inc.,
   9.60% Sr. Nts., 3/15/12(5)                            400,000             414,000
PDVSA Finance Ltd., 9.375% Sr. Unsec.
   Nts., 11/15/07                                        235,000             232,650
Pennzoil-Quaker State Co., 6.75%
   Nts., 4/1/09                                          575,000             598,272
Petroleos Mexicanos, 9.375% Sr.
   Unsec. Bonds, 12/2/08                                 585,000             628,875
Petronas Capital Ltd., 7.875% Nts.,
   5/22/22(5)                                            820,000             817,037
Pioneer Natural Resources Co.,
   7.50% Sr. Nts., 4/15/12                               600,000             612,599
Pogo Producing Co., 8.75% Sr. Sub.
   Nts., Series B, 5/15/07                               300,000             305,625
Premcor USA, Inc., 11.50% Cum. Sr.
   Nts., 10/1/09(1)                                       78,000              82,290
RAM Energy, Inc., 11.50% Sr. Unsec.
   Nts., 2/15/08                                         900,000             459,000
Stone Energy Corp., 8.75% Sr. Sub.
   Nts., 9/15/07                                         270,000             276,750
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                500,000             512,500
                                                                    -----------------
                                                                           6,728,944
-------------------------------------------------------------------------------------
FINANCIALS--4.5%
-------------------------------------------------------------------------------------
BANKS--1.0%
Bank Plus Corp., 12% Sr. Nts., 7/18/07                     7,000               7,525
Chohung Bank, 11.875%
   Sub. Nts., 4/1/10(2)                                  550,000             634,576
European Investment Bank, 3%
   Eligible Interest Nts., 9/20/06[JPY]              173,000,000           1,612,944
Local Financial Corp., 11% Sr. Nts.,
   9/8/04(5)                                             150,000             159,750
Ocwen Capital Trust I, 10.875% Capital
   Nts., 8/1/27                                          150,000             120,750
Ocwen Financial Corp., 11.875% Nts.,
   10/1/03                                               150,000             150,000
Ongko International Finance Co. BV,
   10.50% Sec. Nts., 3/29/04(1,6,7)                       90,000               1,350




                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
Tokai Preferred Capital Co. LLC,
   9.98% Non-Cum. Bonds,
   Series A, 12/29/49(2,5)                       $       585,000    $        495,945
Western Financial Bank, 9.625%
   Unsec. Sub. Debs., 5/15/12                            500,000             502,500
                                                                    -----------------
                                                                           3,685,340
-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--1.0%
AmeriCredit Corp., 9.875% Sr. Nts.,
   4/15/06(1)                                            600,000             606,000
AMRESCO, Inc.:
   9.875% Sr. Sub. Nts., Series 98-A,
   3/15/05(6,7)                                          300,000              64,500
   10% Sr. Sub. Nts., Series 97-A,
   3/15/04(6,7)                                          100,000              21,500
Finova Group, Inc. (The),
   7.50% Nts., 11/15/09                                1,000,000             335,000
Fuji JGB Investment LLC, 9.87%
   Non-Cum. Bonds, Series A,
   12/31/49(2,5)                                         695,000             603,867
IBJ Preferred Capital Co. (The) LLC,
   8.79% Bonds, 12/29/49(2,5)                          1,685,000           1,393,113
IPC Acquisition Corp., 11.50% Sr. Sub.
   Nts., 12/15/09(5)                                     400,000             386,000
LaBranche & Co., Inc., 12% Sr. Unsec.
   Sub. Nts., 3/2/07                                     200,000             225,000
                                                                    -----------------
                                                                           3,634,980
-------------------------------------------------------------------------------------
INSURANCE--0.0%
Conseco, Inc., 10.75% Sr. Unsec. Nts.,
   6/15/09(5)                                            300,000             147,000
-------------------------------------------------------------------------------------
REAL ESTATE--1.0%
CB Richard Ellis Services, Inc., 11.25%
   Sr. Unsec. Sub. Nts., 6/15/11                         250,000             211,250
Corrections Corp. of America, 9.875%
   Sr. Nts., 5/1/09(5)                                   300,000             310,500
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11                406,000             399,910
Host Marriott LP, 9.50% Sr. Nts.,
   1/15/07(5)                                            400,000             405,500
IStar Financial, Inc., 8.75% Sr. Unsec.
   Nts., 8/15/08                                         200,000             198,574
MeriStar Hospitality Corp.:
   8.75% Sr. Unsec. Sub. Nts., 8/15/07                   325,000             289,250
   9.125% Sr. Nts., 1/15/11                            1,000,000             960,000
   9.125% Sr. Unsec. Nts., 1/15/11(5)                    300,000             288,000
   10.50% Sr. Nts., 6/15/09(5)                           400,000             406,000
Saul (B.F.) Real Estate Investment Trust,
   9.75% Sr. Sec. Nts., Series B, 4/1/08                 245,000             243,775
Ventas Realty LP, 9% Sr. Nts., 5/1/12(5)                 200,000             206,000
                                                                    -----------------
                                                                           3,918,759




12  OPPENHEIMER STRATEGIC BOND FUND/VA

                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
HEALTH CARE--2.1%
-------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
-------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
   8.125% Sr. Sub. Nts., 5/1/12(5)               $       300,000    $        300,000
   9% Sr. Unsec. Sub. Nts., 2/1/08                       400,000             411,000
   9% Sr. Unsec. Sub. Nts., 2/1/08                       105,000             107,887
Kinetic Concepts, Inc., 9.625% Sr.
   Unsec. Sub. Nts., Series B, 11/1/07                   250,000             250,000
Sybron Dental Specialties, Inc., 8.125%
   Sr. Sub. Nts., 6/15/12(5)                             300,000             298,500
Vanguard Health Systems, Inc., 9.75%
   Sr. Unsec. Sub. Nts., 8/1/11                          300,000             314,250
                                                                    -----------------
                                                                           1,681,637
-------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.5%
aaiPharma, Inc., 11% Sr. Sub. Nts.,
   4/1/10(5)                                             200,000             186,000
Beverly Enterprises, Inc., 9.625% Sr.
   Unsec. Nts., 4/15/09                                  800,000             824,000
Extendicare Health Services, Inc.,
   9.50% Sr. Nts., 7/1/10(5)                             300,000             301,875
Fresenius Medical Care Capital Trust II,
   7.875% Nts., 2/1/08                                   700,000             631,750
Fresenius Medical Care Capital Trust III,
   7.375% Nts., 2/1/08[DEM]                               25,000              11,551
Fresenius Medical Care Capital Trust IV,
   7.875% Trust Preferred Nts., 6/15/11                  600,000             540,000
Hanger Orthopedic Group, Inc.,
   10.375% Sr. Nts., 2/15/09(5)                          125,000             130,625
Healthsouth Corp., 7.625% Nts.,
   6/1/12(5)                                             600,000             595,391
Magellan Health Services, Inc.:
   9% Sr. Sub. Nts., 2/15/08                             600,000             219,000
   9.375% Sr. Nts., 11/15/07(5)                          700,000             528,500
PacifiCare Health Systems, Inc., 10.75%
   Sr. Nts., 6/1/09(5)                                   900,000             925,875
Triad Hospitals, Inc., 8.75% Sr. Unsec.
   Nts., Series B, 5/1/09                                400,000             420,000
US Oncology, Inc., 9.625% Sr. Sub. Nts.,
   2/1/12                                                400,000             390,000
                                                                    -----------------
                                                                           5,704,567
-------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Pfizer, Inc., 0.80% Unsec. Bonds, Series
   INTL, 3/18/08[JPY]                                 53,000,000             447,887
-------------------------------------------------------------------------------------
INDUSTRIALS--4.9%
-------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Alliant Techsystems, Inc., 8.50% Sr.
   Unsec. Sub. Nts., 5/15/11                             300,000             315,000





                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
American Plumbing & Mechanical,
   Inc., 11.625% Sr. Sub. Nts., Series B,
   10/15/08                                      $       425,000    $        422,875
BE Aerospace, Inc., 8.875% Sr. Unsec.
   Sub. Nts., 5/1/11                                     400,000             374,000
Fairchild Corp., 10.75% Sr. Unsec. Sub.
   Nts., 4/15/09                                         325,000             186,875
L-3 Communications Corp., 7.625% Sr.
   Sub. Nts., 6/15/12(5)                                 600,000             601,500
SC International Services, Inc., 9.25% Sr.
   Sub. Nts., Series B, 9/1/07                           200,000             160,000
Transdigm, Inc., 10.375% Sr. Sub. Nts.,
   12/1/08(5)                                            200,000             206,000
                                                                    -----------------
                                                                           2,266,250
-------------------------------------------------------------------------------------
AIR FREIGHT & COURIERS--0.1%
Atlas Air, Inc.:
   9.25% Sr. Nts., 4/15/08                               100,000              50,500
   9.375% Sr. Unsec. Nts., 11/15/06                      650,000             328,250
                                                                    -----------------
                                                                             378,750
-------------------------------------------------------------------------------------
AIRLINES--0.3%
America West Airlines, Inc., 10.75%
   Sr. Nts., 9/1/05                                      450,000             250,312
Amtran, Inc.:
   9.625% Nts., 12/15/05                                 300,000             208,500
   10.50% Sr. Nts., 8/1/04                               700,000             507,500
                                                                    -----------------
                                                                             966,312
-------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Associated Materials, Inc., 9.75%
   Sr. Sub. Nts., 4/15/12(5)                             200,000             206,000
Nortek, Inc.:
   9.125% Sr. Unsec. Nts., Series B,
   9/1/07                                                650,000             661,375
   9.25% Sr. Nts., Series B, 3/15/07                     150,000             152,625
   9.875% Sr. Unsec. Sub. Nts., 6/15/11                  250,000             253,750
                                                                    -----------------
                                                                           1,273,750
-------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Allied Waste North America, Inc.:
   8.50% Sr. Sub. Nts., 12/1/08                          900,000             873,000
   8.875% Sr. Nts., Series B, 4/1/08                     800,000             788,000
   10% Sr. Unsec. Sub. Nts., Series B,
   8/1/09                                                900,000             888,822
Buhrmann US, Inc., 12.25% Sr.
   Unsec. Sub. Nts., 11/1/09                             500,000             522,500
Coinmach Corp., 9% Sr. Nts., 2/1/10(5)                   250,000             255,000
Dyncorp, Inc., 9.50% Sr. Sub. Nts.,
   3/1/07                                                350,000             364,000
Hydrochem Industrial Services, Inc.,
   10.375% Sr. Sub. Nts., 8/1/07(1)                      150,000             117,750




13  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
IT Group, Inc., 11.25% Sr. Unsec. Sub.
   Nts., Series B, 4/1/09(1,6)                   $       400,000    $            500
Kindercare Learning Centers, Inc.,
   9.50% Sr. Sub. Nts., 2/15/09                          500,000             497,500
Mail-Well, Inc., 9.625% Sr. Nts., 3/15/12(5)             400,000             404,000
Protection One, Inc./Protection One
   Alarm Monitoring, Inc., 7.375%
   Sr. Unsec. Nts., 8/15/05                              400,000             354,000
Safety-Kleen Corp., 9.25% Sr. Unsec.
   Nts., 5/15/09(1,6,7)                                  400,000              10,000
Synagro Technologies, Inc., 9.50%
   Sr. Sub. Nts., 4/1/09(5)                              200,000             206,000
                                                                    -----------------
                                                                           5,281,072
-------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.4%
Brand Scaffold Services, Inc., 10.25%
   Sr. Unsec. Nts., 2/15/08                              300,000             296,250
Integrated Electrical Services, Inc.,
   9.375% Sr. Sub. Nts., Series C, 2/1/09                700,000             675,500
Spectrasite Holdings, Inc., 0%/12% Sr.
   Disc. Nts., 7/15/08(9)                                500,000             157,500
URS Corp., 12.25% Sr. Sub. Nts., Series
   B, 5/1/09                                             500,000             502,500
                                                                    -----------------
                                                                           1,631,750
-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Cherokee International LLC, 10.50% Sr.
   Unsec. Sub. Nts., Series B, 5/1/09                    500,000             252,500
Dayton Superior Corp., 13% Sr. Unsec.
    Sub. Nts., 6/15/09                                   200,000             201,000
UCAR Finance, Inc., 10.25% Sr. Nts.,
   2/15/12(5)                                            300,000             307,500
                                                                    -----------------
                                                                             761,000
-------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Great Lakes Dredge & Dock Corp.,
   11.25% Sr. Unsec. Sub. Nts., 8/15/08                  500,000             527,500
Tyco International Group SA, 6.375%
   Nts., 10/15/11                                        700,000             536,893
                                                                    -----------------
                                                                           1,064,393
-------------------------------------------------------------------------------------
MACHINERY--0.9%
Actuant Corp., 13% Sr. Sub. Nts.,
   5/1/09                                                208,000             242,320
AGCO Corp., 9.50% Sr. Unsec. Nts.,
   5/1/08                                                800,000             850,000
Eagle-Picher Industries, Inc., 9.375%
   Sr. Unsec. Sub. Nts., 3/1/08                          300,000             249,000
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07(6)             400,000              32,000
International Wire Group, Inc., 11.75%
   Sr. Sub. Nts., Series B, 6/1/05                       125,000             112,500




                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
Joy Global, Inc., 8.75% Sr. Sub. Nts.,
   3/15/12(5)                                    $       100,000    $        102,750
NMHG Holding Co., 10% Sr. Nts.,
   5/15/09(5)                                            300,000             306,000
Roller Bearing Co. of America, Inc.,
   9.625% Sr. Sub. Nts., Series B,
   6/15/07                                               540,000             523,800
Terex Corp.:
   8.875% Sr. Unsec. Sub. Nts., 4/1/08                   250,000             255,000
   8.875% Sr. Unsec. Sub. Nts.,
   Series C, 4/1/08                                      100,000             102,000
   9.25% Sr. Unsec. Sub. Nts., 7/15/11                   400,000             416,000
                                                                    -----------------
                                                                           3,191,370
-------------------------------------------------------------------------------------
MARINE--0.2%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12(5)              600,000             592,500
Millenium Seacarriers, Inc., Units
   (each unit consists of $1,000
   principal amount of 12% first
   priority ship mtg. sr. sec. nts.,
   7/15/05 and one warrant to
   purchase five shares of
   common stock)(1,6,10)                                 250,000             137,500
Navigator Gas Transport plc, 10.50%
   First Priority Ship Mtg. Nts., 6/30/07(5)             175,000              81,375
                                                                    -----------------
                                                                             811,375
-------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway, 7.50%
   Sr. Nts., 6/15/09(5)                                  400,000             402,500
-------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Budget Group, Inc., 9.125% Sr. Unsec.
   Nts., 4/1/06(6)                                       700,000             171,500
Cambridge Industries, Inc., Liquidating
   Trust Interests, 7/15/07                               77,456                  --
                                                                    -----------------
                                                                             171,500
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.4%
-------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
CellNet Data Systems, Inc., 0%/14%
   Sr. Unsec. Disc. Nts., 10/1/07(1,6,7,9)               400,000                  40
-------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings,
   8% Sr. Nts., 5/15/09(5)                               200,000             201,000
-------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
ChipPAC International Co. Ltd.,
   12.75% Sr. Unsec. Sub. Nts., Series B,
   8/1/09(1)                                             600,000             633,000




14  OPPENHEIMER STRATEGIC BOND FUND/VA

                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Communications & Power Industries,
   Inc., 12% Sr. Sub. Nts., Series B,
   8/1/05(1)                                     $       250,000    $        202,500
Flextronics International Ltd.,
   9.875% Sr. Unsec. Sub. Nts., 7/1/10                   500,000             525,000
Ingram Micro, Inc., 9.875% Sr.
   Unsec. Sub. Nts., 8/15/08                             700,000             731,500
                                                                    -----------------
                                                                           2,092,000
-------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Equinix, Inc., 13% Sr. Unsec. Nts.,
   12/1/07(1)                                            200,000              37,000
Exodus Communications, Inc.,
   10.75% Sr. Nts., 12/15/09(6,7)[EUR]                   400,000              63,206
FirstWorld Communications, Inc.,
   0%/13% Sr. Disc. Nts., 4/15/08(1,6,7,9)               250,000              24,063
Globix Corp., 12.50% Sr. Unsec. Nts.,
   2/1/10(6)                                             300,000              55,500
PSINet, Inc.:
   10.50% Sr. Unsec. Nts., 12/1/06(6,7)[EUR]             100,000               8,148
   11% Sr. Nts., 8/1/09(6,7)                             300,000              30,750
                                                                    -----------------
                                                                             218,667
-------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.0%
ASAT Finance LLC, 12.50% Sr. Unsec.
   Nts., 11/1/06(1)                                      162,500             129,187
-------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.7%
Amkor Technology, Inc.:
   9.25% Sr. Unsec. Nts., 5/1/06                         700,000             577,500
   9.25% Sr. Unsec. Sub. Nts., 2/15/08                   250,000             205,000
Fairchild Semiconductor Corp.:
   10.375% Sr. Unsec. Nts., 10/1/07                      500,000             522,500
   10.50% Sr. Unsec. Sub. Nts., 2/1/09                   300,000             321,000
Micron Technology, Inc., 6.50% Sub.
   Nts., 9/30/05(1)                                    1,000,000             900,000
                                                                    -----------------
                                                                           2,526,000
-------------------------------------------------------------------------------------
MATERIALS--4.6%
-------------------------------------------------------------------------------------
CHEMICALS--1.0%
Compass Minerals Group, Inc., 10% Sr.
   Sub. Nts., 8/15/11                                    450,000             477,000
Equistar Chemicals LP, 8.75% Sr. Unsec.
   Nts., 2/15/09                                         600,000             537,162
Huntsman Corp./ICI Chemical Co. plc:
   10.125% Sr. Unsec. Sub. Nts.,
   7/1/09[EUR]                                           200,000             171,349
   Zero Coupon Sr. Unsec. Disc.
   Nts., 13.09%, 12/31/09(8)                             600,000             147,000
Huntsman International LLC, 9.875%
   Sr. Nts., 3/1/09(5)                                   300,000             302,250




                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Bonds,
   12/15/09(5)                                   $       200,000    $        199,000
Lyondell Chemical Co.:
   9.50% Sec. Nts., 12/15/08                             300,000             280,500
   9.625% Sr. Sec. Nts., Series A, 5/1/07(4)             400,000             383,000
   9.875% Sec. Nts., Series B, 5/1/07                    400,000             384,000
NL Industries, Inc., 11.75% Sr. Sec. Nts.,
   10/15/03                                               93,000              93,465
OM Group, Inc., 9.25% Sr. Sub. Nts.,
   12/15/11                                              200,000             208,000
PCI Chemicals Canada, 10% Sr. Sec.
   Nts., 12/31/08                                        113,061              77,588
Pioneer Cos., Inc., 5.355% Sr. Sec. Nts.,
   12/31/06(1,2)                                          37,688              24,733
Sterling Chemicals, Inc.:
   11.75% Sr. Unsec. Sub. Nts., 8/15/06(6)               540,000              78,300
   12.375% Sr. Sec. Nts., Series B,
   7/15/06(6)                                            500,000             467,500
Unifrax Investment Corp., 10.50% Sr.
   Nts., 11/1/03                                          50,000              50,500
                                                                    -----------------
                                                                           3,881,347
-------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Formica Corp., 10.875% Sr. Unsec. Sub.
   Nts., Series B, 3/1/09(6)                             200,000              55,000
-------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Ball Corp.:
   7.75% Sr. Unsec. Nts., 8/1/06                         125,000             129,375
   8.25% Sr. Unsec. Sub. Nts., 8/1/08                    125,000             130,000
Graphic Packaging Corp., 8.625% Sr.
   Sub. Nts., 2/15/12(5)                                 500,000             518,750
Owens-Brockway Glass Container,
   Inc., 8.875% Sr. Sec. Nts., 2/15/09(5)                200,000             201,000
Packaging Corp. of America, 9.625%
   Sr. Unsec. Sub. Nts., 4/1/09                          750,000             813,750
Silgan Holdings, Inc., 9% Sr. Sub. Debs.,
   6/1/09(5)                                             200,000             207,000
Stone Container Corp.:
   8.375% Sr. Nts., 7/1/12(5)                            400,000             405,000
   9.25% Sr. Unsec. Nts., 2/1/08                         200,000             211,500
   9.75% Sr. Unsec. Nts., 2/1/11                         600,000             645,000
TriMas Corp., 9.875% Sr. Sub. Nts.,
   6/15/12(5)                                            500,000             501,250
                                                                    -----------------
                                                                           3,762,625
-------------------------------------------------------------------------------------
METALS & MINING--1.8%
AK STEEL CORP.:
   7.75% Sr. Unsec. Nts., 6/15/12(5)                   1,200,000           1,194,000
   7.875% Sr. Unsec. Nts., 2/15/09                       500,000             502,500
Better Minerals & Aggregates Co.,
   13% Sr. Unsec. Sub. Nts., 9/15/09                     100,000              94,500




15  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
METALS & MINING Continued
California Steel Industries Corp.,
   8.50% Sr. Unsec. Nts., Series B,
   4/1/09                                        $       200,000    $        202,500
Centaur Mining & Exploration Ltd.,
   11% Sr. Nts., 12/1/07(6)                              100,000               6,625
Century Aluminum Co., 11.75% Sr.
   Sec. Nts., 4/15/08                                    500,000             540,000
Great Lakes Carbon Corp., 10.25% Sr.
   Sub. Nts., Series B, 5/15/08                          423,375             290,012
International Utility Structures, Inc.,
   13% Unsec. Sub. Nts., 2/1/08                           71,000              14,200
Jorgensen (Earle M.) Co., 9.75% Sr. Sec.
   Nts., 6/1/12(5)                                       800,000             792,000
Kaiser Aluminum & Chemical Corp.:
   10.875% Sr. Nts., Series B, 10/15/06(6)               500,000             392,500
   12.75% Sr. Sub. Nts., 2/1/03(6)                       800,000             148,000
Metallurg Holdings, Inc., 0%/12.75%
   Sr. Disc. Nts., 7/15/08(9)                            300,000             138,750
Metallurg, Inc., 11% Sr. Nts., 12/1/07                   500,000             452,500
National Steel Corp., 9.875% First Mtg.
    Bonds, Series D, 3/1/09(6)                           800,000             300,000
P&L Coal Holdings Corp., 9.625% Sr.
   Sub. Nts., Series B, 5/15/08                          403,000             428,187
Steel Dynamics, Inc., 9.50% Sr. Nts.,
   3/15/09(5)                                            200,000             212,000
United States Steel LLC, 10.75% Sr.
   Nts., 8/1/08                                          800,000             836,000
                                                                    -----------------
                                                                           6,544,274
-------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
Ainsworth Lumber Co. Ltd.:
   12.50% Sr. Nts., 7/15/07(11)                          400,000             435,000
   13.875% Sr. Sec. Nts., 7/15/07                        400,000             450,000
Doman Industries Ltd., 8.75% Sr. Nts.,
    3/15/04(6)                                           900,000             184,500
Fort James Corp., 6.875% Sr. Nts.,
    9/15/07                                              500,000             474,520
Georgia-Pacific Corp., 8.125% Sr.
   Unsec. Nts., 5/15/11                                1,450,000           1,389,931
U.S. Timberlands Co. LP, 9.625%
   Sr. Nts., 11/15/07                                    300,000             199,500
                                                                    -----------------
                                                                           3,133,451
-------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
-------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
360networks, Inc., 13% Sr. Unsec. Nts.,
   5/1/08(1,6,7)[EUR]                                    250,000                  25
Adelphia Business Solutions, Inc., 12%
   Sr. Sub. Nts., 11/1/07(1,6)                           200,000                  20
American Tower Corp., 9.375% Sr. Nts.,
   2/1/09                                                400,000             222,000




                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts.,
   3/15/10(1,6,7)                                $       400,000    $          7,000
Concentric Network Corp.,
   12.75% Sr. Unsec. Nts., 12/15/07(6,7)                  80,000               2,400
Focal Communications Corp.:
   0%/12.125% Sr. Unsec. Disc. Nts.,
   2/15/08(9)                                             80,000               6,000
   11.875% Sr. Unsec. Nts., Series B,
   1/15/10(1)                                             75,000              12,375
Intermedia Communications, Inc.:
   0%/12.25% Sr. Disc. Nts., Series B,
   3/1/09(6,7,9)                                         200,000              21,000
   8.50% Sr. Nts., Series B, 1/15/08(6,7)                200,000              63,000
International CableTel, Inc., 11.50% Sr.
   Deferred Coupon Nts., Series B,
   2/1/06(6)                                             500,000             135,000
KMC Telecom Holdings, Inc.,
   0%/12.50% Sr. Unsec. Disc. Nts.,
   2/15/08(1,9)                                          900,000              22,500
Level 3 Communications, Inc.,
   0%/10.50% Sr. Disc. Nts., 12/1/08(9)                1,100,000             214,500
Metromedia Fiber Network, Inc., 10%
   Sr. Unsec. Nts., Series B, 11/15/08(6)                400,000               6,000
NorthPoint Communications Group,
   Inc., 12.875% Nts., 2/15/10(6,7)                      350,000              71,750
Ntelos, Inc., 13% Sr. Nts., 8/15/10(1)                   350,000             141,750
NTL Communications Corp.,
   0%/9.75% Sr. Unsec. Nts.,
   Series B, 4/15/09(6,7,9)[GBP]                         775,000             333,726
Orion Network Systems, Inc.,
   12.50% Sr. Disc. Nts., 1/15/07                        675,000             334,905
PanAmSat Corp., 8.50% Sr. Nts.,
   2/1/12(5)                                             900,000             832,500
RCN Corp., 10.125% Sr. Unsec. Nts.,
   1/15/10                                               357,000              92,820
Tele1 Europe BV, 11.875% Sr. Nts.,
   12/1/09[EUR]                                          500,000              64,194
Teligent, Inc., 11.50% Sr. Nts., 12/1/07(1,6,7)          500,000                  50
Viatel, Inc., 11.25% Sr. Sec. Nts.,
   4/15/08(1,6,7)                                        500,000               3,750
Winstar Communications, Inc., 12.75%
   Sr. Nts., 4/15/10(1,6,7)                              250,000                  25
XO Communications, Inc.:
   0%/12.25% Sr. Unsec. Disc. Nts.,
   6/1/09(6,7,9)                                         400,000               8,000
   9% Sr. Unsec. Nts., 3/15/08(6)                        250,000               7,500
   9.625% Sr. Nts., 10/1/07(6,7)                         200,000               6,000
   10.75% Sr. Unsec. Nts., 11/15/08(6)                   300,000               9,000
                                                                    -----------------
                                                                           2,617,790




16  OPPENHEIMER STRATEGIC BOND FUND/VA

                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.7%
Alamosa Delaware, Inc., 12.50%
   Sr. Unsec. Nts., 2/1/11                       $       300,000    $         85,500
American Cellular Corp., 9.50%
   Sr. Sub. Nts., 10/15/09                               850,000             157,250
Crown Castle International Corp.:
   0%/10.375% Sr. Disc. Nts., 5/15/11(9)                 500,000             232,500
   0%/10.625% Sr. Unsec. Disc. Nts.,
   11/15/07(9)                                           500,000             337,500
IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts.,
   7/15/10(9)                                            300,000              40,500
Leap Wireless International, Inc.:
   0%/14.50% Sr. Unsec. Disc. Nts.,
   4/15/10(9)                                            700,000              38,500
   12.50% Sr. Nts., 4/15/10                              100,000              11,500
Microcell Telecommunications, Inc.,
   0%/11.125% Sr. Disc. Nts., Series B,
   10/15/07(9)[CAD]                                      300,000              15,287
Millicom International Cellular SA,
   13.50% Sr. Disc. Nts., 6/1/06                         410,000             145,550
Nextel Communications, Inc.:
   0%/10.65% Sr. Disc. Nts., 9/15/07(9)                  750,000             410,625
   9.375% Sr. Unsec. Nts., 11/15/09                      350,000             178,500
Nextel Partners, Inc., 11% Sr. Unsec.
   Nts., 3/15/10                                         250,000             100,625
Omnipoint Corp., 11.50% Sr. Nts.,
   9/15/09(5)                                            735,000             738,675
Orbcomm Global LP (Escrow),
   8/15/04                                               200,000                  --
Price Communications Wireless, Inc.:
   9.125% Sr. Sec. Nts., Series B,
   12/15/06                                              250,000             261,562
   11.75% Sr. Sub. Nts., 7/15/07                         275,000             291,156
Rogers Communications, Inc., 8.75%
   Sr. Nts., 7/15/07[CAD]                                400,000             243,935
Rural Cellular Corp., 9.625% Sr. Sub. Nts.,
   Series B, 5/15/08                                     300,000             139,500
SBA Communications Corp.:
   0%/12% Sr. Unsec. Disc. Nts.,
   3/1/08(9)                                           1,000,000             565,000
   10.25% Sr. Unsec. Nts., 2/1/09                        600,000             363,000
TeleCorp PCS, Inc.:
   0%/11.625% Sr. Unsec. Sub. Disc. Nts.,
   4/15/09(9)                                            304,000             232,560
   10.625% Sr. Unsec. Sub. Nts., 7/15/10                 293,000             275,420
Tritel PCS, Inc.:
   0%/12.75% Sr. Unsec. Sub. Disc. Nts.,
   5/15/09(9)                                            221,000             174,590
   10.375% Sr. Sub. Nts., 1/15/11                        270,000             247,050




                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
Triton PCS, Inc., 8.75% Sr. Unsec.
   Sub. Nts., 11/15/11                           $       200,000    $        124,000
US Unwired, Inc., 0%/13.375% Sr.
   Unsec. Sub. Disc. Nts., Series B,
   11/1/09(9)                                            900,000             220,500
VoiceStream Wireless Corp., 10.375%
   Sr. Unsec. Nts., 11/15/09                             564,000             544,260
                                                                    -----------------
                                                                           6,175,045
-------------------------------------------------------------------------------------
UTILITIES--2.0%
-------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
AES Corp. (The):
   8.75% Sr. Unsec. Unsub. Nts.,
   6/15/08                                               500,000             322,500
   8.875% Sr. Unsec. Nts., 2/15/11                       500,000             312,500
AES Drax Holdings Ltd., 10.41% Sr. Sec.
   Sub. Nts., Series B, 12/31/20                         600,000             507,000
Caithness Coso Funding Corp., 9.05%
   Sr. Sec. Nts., Series B, 12/15/09                     400,000             410,000
Calpine Corp., 8.50% Sr. Unsec. Nts.,
   2/15/11                                             1,900,000           1,282,500
Central Termica Guemes SA, 2.50%
   Unsec. Unsub. Bonds, 9/26/10(1,2)                      90,000               6,750
CMS Energy Corp.:
   8.50% Sr. Nts., 4/15/11                               250,000             177,791
   9.875% Sr. Unsec. Nts., 10/15/07                      400,000             300,336
Edison Mission Energy:
   9.875% Sr. Unsec. Nts., 4/15/11                       200,000             198,344
   10% Sr. Unsec. Nts., 8/15/08                          800,000             797,076
Fuji JGB Investment LLC, 9.87% Non-
   Cum. Bonds, Series A, 12/31/49(2)                     165,000             143,364
Hanvit Bank, 12.75% Unsec. Sub. Nts.,
   3/1/10(2)                                             440,000             516,228
IBJ Preferred Capital Co. (The) LLC,
   8.79% Non-Cum. Bonds, Series A,
   12/29/49(2)                                           105,000              86,811
Mirant Americas Generation LLC,
   7.625% Sr. Unsec. Nts., 5/1/06                        700,000             567,530
SBS Agro Finance BV, 10.25% Bonds,
   7/21/00(1,6,7)                                        339,000              16,103
United Biscuits Finance plc, 10.75% Sr.
   Sub. Nts., 4/15/11[GBP]                               400,000             684,411
Western Resources, Inc., 9.75% Sr.
   Unsec. Nts., 5/15/07(5)                               800,000             767,160
                                                                    -----------------
                                                                           7,096,404

-------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas
   Eagle Finance Corp., 8.875% Sr. Unsec.
   Nts., 5/20/11                                         300,000             313,500




17  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
MULTI-UTILITIES--0.0%
Dynegy Holdings, Inc., 8.75% Sr.
   Nts., 2/15/12                                 $       250,000    $        186,574
                                                                    -----------------
Total Corporate Bonds and Notes
   (Cost $159,995,626)                                                   135,813,965

                                                          SHARES
=====================================================================================
PREFERRED STOCKS--0.7%
AmeriKing, Inc., 13% Cum. Sr.
   Exchangeable, Non-Vtg, 12/1/08(1,11)                    4,119                  41
BankUnited Capital Trust, 10.25%
   Capital Securities, 12/31/26                          100,021              96,250
Criimi Mae, Inc., 10.875% Cum. Cv.,
   Series B, Non-Vtg.                                     46,000             736,920
Crown American Realty Trust, 11% Cum.,
   Series A, Non-Vtg.                                      2,000             111,400
Doane Pet Care Co., 14.25% Jr. Sub. Debs.,
   Non-Vtg.(1,7)                                           5,000             176,250
Dobson Communications Corp.:
   12.25% Sr. Exchangeable, Non-Vtg.(11)                     652             288,510
   13% Sr. Exchangeable, Non-Vtg.(11)                        459             216,645
e.spire Communications, Inc., 12.75% Jr.
   Redeemable, Non-Vtg.(1,7,11)                              216                  22
Eagle-Picher Holdings, Inc., 11.75% Cum.
   Exchangeable, Series B, Non-Vtg.(7)                     5,000             121,250
Earthwatch, Inc., 12% Cv., Series C,
   Non-Vtg.(1)                                             5,779               1,560
ICG Holdings, Inc., 14.25% Exchangeable,
   Non-Vtg.(1,7,11)                                          151                   2
Nebco Evans Holdings, Inc., 11.25% Sr.
   Redeemable Exchangeable,
   Non-Vtg.(1,7,11,12)                                     6,061                  --
Nextel Communications, Inc., 13% Cum.,
   Series D, Non-Vtg.(11)                                      2                  58
Paxson Communications Corp., 13.25%
   Cum. Jr. Exchangeable, Non-Vtg.(11)                        32             250,400
PRIMEDIA, Inc., 8.625% Exchangeable,
   Series H, Non-Vtg.                                      3,000              90,750
Rural Cellular Corp., 11.375% Cum.,
   Series B, Non-Vtg.(11)                                    565             108,763
Sovereign Real Estate Investment Trust,
   12% Non-Cum., Series A(1)                               4,600             514,050
                                                                    -----------------
Total Preferred Stocks (Cost $5,985,420)                                   2,712,871

=====================================================================================
COMMON STOCKS--0.2%
Adelphia Business Solutions, Inc.(7)                         363                   4
Aurora Foods, Inc.(1)                                      1,307               1,052
Celcaribe SA(1,7)                                         24,390                 244
Contour Energy Co.(7)                                      5,400                 340




                                                                        MARKET VALUE
                                                          SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------
Covad Communications Group, Inc.(7)                       16,528    $         19,503
Criimi Mae, Inc.                                          71,447             527,993
Geotek Communications, Inc.(1)                                90                  --
Geotek Communications, Inc.,
   Series B (Escrowed)(1,7)                                  210                  --
Grove Investors, Inc.(7)                                   2,222                  --
Horizon Natural Resources Co.(1,7)                         6,667              73,337
ICO Global Communication
   Holdings Ltd.(7)                                        6,016              11,130
Orbital Sciences Corp.(7)                                  1,019               8,121
Pioneer Cos., Inc.(1,7)                                    7,312              13,381
Premier Holdings Ltd.(1,7)                                18,514                  --
Southern Pacific Funding Corp.,
   Liquidating Trust(1,7)                                 83,868                  --
Star Gas Partners LP                                         187               3,437
TVMAX Holdings, Inc.(1,7)                                  1,000              19,000
Wilshire Financial Services
   Group, Inc.(7)                                          6,273              21,642
WorldCom, Inc./MCI Group                                       8                   1
WorldCom, Inc./WorldCom Group(7)                             206                  18
WRC Media Corp.(1,7)                                       1,082                  11
                                                                    -----------------
Total Common Stocks (Cost $1,248,447)                                        699,214

                                                           UNITS
=====================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.4%
ASAT Finance LLC Wts., Exp. 11/1/06(1,7)                     250                 437
Charles River Laboratories International,
   Inc. Wts., Exp. 10/1/09(1,7)                              350              64,750
Chesapeake Energy Corp. Wts.:
   Exp. 1/23/03(1,7)                                       1,668                  --
   Exp. 1/23/03(1,7)                                         953                  --
   Exp. 9/1/04(1,7)                                        2,800                  --
   Exp. 5/1/05(1,7)                                        2,182                  --
COLO.com, Inc. Wts., Exp. 3/15/10(1,7)                       400                   4
Comunicacion Celular SA Wts.,
   Exp. 11/15/03(1,7)                                        200                   4
Concentric Network Corp. Wts.,
   Exp. 12/15/07(1,7)                                        100                   1
Covergent Communications, Inc. Wts.,
   Exp. 4/1/08(1,7)                                          400                   4
Equinix, Inc. Wts., Exp. 12/1/07(1,7)                        200                   2
Geotek Communications, Inc. Wts.,
   Exp. 7/15/05(1,7)                                       7,500                  --
Golden State Bancorp, Inc. Litigation
   Wts.(7)                                                 2,404               2,621
Grove Investors, Inc., Tranche A Wts.,
   Exp. 9/14/08(7)                                           617                  --
Grove Investors, Inc., Tranche B Wts.,
   Exp. 9/14/08(7)                                           617                  --
HF Holdings, Inc. Wts., Exp. 9/27/09(1,7)                    530                  53




18  OPPENHEIMER STRATEGIC BOND FUND/VA

                                                                        MARKET VALUE
                                                           UNITS          SEE NOTE 1
=====================================================================================
RIGHTS, WARRANTS AND CERTIFICATES Continued
Horizon PCS, Inc. Wts., Exp. 10/1/10(1,7)                  1,000    $             50
ICG Communications, Inc. Wts.,
   Exp. 9/15/05(1,7)                                         825                   8
ICO Global Communication
   Holdings Ltd. Wts.:
   Exp. 5/16/06(7)                                         1,509                  23
   Exp. 5/16/06(1,7)                                           2                  --
Imperial Credit Industries, Inc. Wts.,
   Exp. 1/31/08(1,7)                                       2,135                  --
In-Flight Phone Corp. Wts.,
   Exp. 8/31/02(1,7)                                         200                  --
Insilco Corp. Wts., Exp. 8/15/07(1,7)                        270                   3
International Utility Structures, Inc.
   Wts., Exp. 2/1/03(7)                                       50                  --
IPCS, Inc. Wts., Exp. 6/15/10(1,7)                           300                 112
KMC Telecom Holdings, Inc. Wts.,
   Exp. 4/15/08(1,7)                                         725                  36
Leap Wireless International, Inc. Wts.,
   Exp. 4/15/10(1,7)                                         275                 172
Long Distance International, Inc. Wts.,
   Exp. 4/13/08(1,7)                                         200                  --
Loral Space & Communications Ltd. Wts.,
   Exp. 1/15/07(1,7)                                         150                   1
Mexico Value Rts., Exp. 6/30/03(7)                        20,071                   5
Microcell Telecommunications, Inc. Wts.,
   Exp. 6/1/06(5,7)                                          600                 191
Millenium Seacarriers, Inc. Wts.,
   Exp. 7/15/05(1,7)                                         250                   3
Morgan Stanley Wts., Exp. 6/5/03(7)                      124,270           1,283,597
Ntelos, Inc. Wts., Exp. 8/15/10(1,7)                         450               1,913
Occidente y Caribe Celular SA Wts.,
   Exp. 3/15/04(1,7)                                         800                   8
Pathmark Stores, Inc. Wts.,
   Exp. 9/19/10(7)                                         5,710              28,836
PLD Telekom, Inc. Wts., Exp. 6/1/06
   (cv. into Metromedia International
   Group, Inc.)(1,7)                                         300                   3
PLD Telekom, Inc., 14% Sr. Cv. Disc. Nts. Wts.,
   Exp. 3/31/03 (cv. into Metromedia
   International Group, Inc.)(1,7)                           300                   3
Real Time Data Co. Wts., Exp.
   5/31/04(1,7)                                           36,431                  --
Republic Technologies International LLC
   Wts., Exp. 7/15/09(1,7)                                   200                   2
Telus Corp. Wts., Exp. 9/15/05(1,7)                          269                 404
Verado Holdings, Inc., Cl. B Wts.,
   Exp. 4/15/08(1,7)                                         175                  88
                                                                    -----------------
Total Rights, Warrants and Certificates
   (Cost $1,414,019)                                                       1,383,334




                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
STRUCTURED NOTES--4.5%
Citibank NA, Turkish Lira Linked
   Nts., 1.71%, 7/10/02                          $       470,000    $        437,899
Credit Suisse First Boston Corp.
   (Nassau Branch) U. S. Dollar/
   Philippine Peso Linked Nts.,
   12.50%, 3/15/12[PHP]                               47,430,000             926,640
Credit Suisse First Boston Corp.
   (New York Branch), Russian
   Obligatzii Federal'nogo Zaima
   Linked Nts.:
   Series 27005, 14.841%, 10/9/02(1,2)[RUR]            9,307,830             285,732
   Series 27005, 14.841%, 10/9/02(1,2)[RUR]              277,180               8,509
   Series 27006, 14.841%, 1/22/03(1,2)[RUR]            5,003,930             152,452
   Series 27006, 14.841%, 1/22/03(1,2)[RUR]              277,180               8,445
   Series 27007, 14.841%, 2/5/03(1,2)[RUR]             7,647,050             233,220
   Series 27007, 14.841%, 2/5/03(1,2)[RUR]               277,180               8,453
   Series 27008, 14.841%, 5/21/03(1,2)[RUR]            3,315,240             100,236
   Series 27008, 14.841%, 5/21/03(1,2)[RUR]              277,180               8,380
   Series 27009, 14.841%, 6/4/03(1,2)[RUR]             3,783,430             114,391
   Series 27009, 14.841%, 6/4/03(1,2)[RUR]               277,180               8,380
   Series 27009, 14.841%, 6/4/03(1,2)[RUR]             2,561,555              77,448
   Series 27010, 14.841%, 9/17/03(1,2)[RUR]            2,047,150              61,207
   Series 27010, 14.841%, 9/17/03(1,2)[RUR]              277,180               8,287
   Series 27011, 14.841%, 10/8/03(1,2)[RUR]            3,646,190             107,720
   Series 27011, 14.841%, 10/8/03(1,2)[RUR]              277,180               8,189
   Series 28001, 14.841%,1/21/04(1,2)[RUR]               277,180               8,078
Credit Suisse First Boston International,
   U. S. Dollar/South African Rand
   Linked Nts., 1.965%, 5/23/22(1,2)                     825,000             808,995
Deutsche Bank AG, Brazilian Real
   Linked Nts., 2.084%, 2/8/04(2)                      1,340,000           1,118,900
Deutsche Bank AG, Colombian Peso
   Linked Nts., 2.201%, 4/22/04(2)                       320,000             321,728
Deutsche Bank AG, Mexican Peso
   Linked Nts., 1.74%, 4/9/12(2)                       2,110,050           1,955,172
JPMorgan Chase Bank, EMBI Plus/
   EMBI Global Linked Bonds:
   1.02%, 3/11/03                                        710,000             658,784
   1.20%, 4/4/03                                         490,000             447,956
JPMorgan Chase Bank, 8.75% High
   Yield Index Linked Nts., 5/15/07                    6,000,000           5,595,000
Lehman Brothers Holdings, Inc.
   /Redwood Capital I Ltd., Catastrophe
   Linked Bonds, 7.538%, 1/1/03(2,5)                     400,000             397,600
Russia (Government of) Federal Loan
   Obligatzii Federal'nogo Zaima
   Bonds, Series 27010, 14.841%,
   9/17/03(1,2)[RUR]                                     3,590,420             107,348




19  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                       PRINCIPAL        MARKET VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
Salomon Smith Barney, Inc., Czech
   Koruna Linked Nts., 1.37%,
   9/25/02[CZK]                                       22,912,900    $        767,575
Salomon Smith Barney, Inc.,
   Mexican Peso Linked Nts., 1.78%,
   12/6/02[MXN]                                        9,523,200             917,272
UBS AG, Australian Dollar Property
   Index Linked Nts., 7%, 7/30/02[AUD]                 1,940,000           1,187,832
                                                                    -----------------
Total Structured Notes
   (Cost $17,697,513)                                                     16,847,828



                     DATE               STRIKE         CONTRACTS
=====================================================================================
OPTIONS PURCHASED--0.1%
Euro Call(1,7)    7/25/02            0.895 EUR         3,120,000             297,960
Japanese Yen
   Call(1,7)      7/29/02           127.68 JPY       360,000,000             198,360
                                                                    -----------------
Total Options Purchased
   (Cost $99,237)                                                            496,320


                                                       PRINCIPAL
                                                          AMOUNT
=====================================================================================
REPURCHASE AGREEMENTS--5.5%
Repurchase agreement with
   Banc One Capital Markets, Inc.,
   1.90%, dated 6/28/02, to be
   repurchased at $20,422,233 on
   7/1/02, collateralized by U.S.
   Treasury Bonds, 6.375%--8.125%,
   11/15/16--8/15/27, with a value
   of $7,366,649 and U.S. Treasury
   Nts., 3.50%--5.50%, 1/31/03--
   11/15/06, with a value of
   $13,488,295 (Cost $20,419,000)                $    20,419,000          20,419,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
   (COST $532,715,944)                                     134.1%        502,056,480
-------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (34.1)       (127,660,260)
                                                          ---------------------------
NET ASSETS                                                 100.0%   $    374,396,220
                                                          ===========================




FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP     Argentine Peso       GBP     British Pound Sterling
AUD     Australian Dollar    HUF     Hungarian Forint
CAD     Canadian Dollar      JPY     Japanese Yen
CZK     Czech Koruna         MXN     Mexican Nuevo Peso
DEM     German Mark          PHP     Philippines Peso
EUR     Euro                 PLZ     Polish Zloty
FRF     French Franc         RUR     Russian Ruble

1. Identifies issues considered to be illiquid or restricted--See Note 9 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
4. Securities with an aggregate market value of $1,778,790 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $37,330,506 or 9.97% of the Fund's net assets as of June 30, 2002.
6. Issuer is in default.
7. Non-income producing security.
8. Zero coupon bond reflects effective yield on the date of purchase.
9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
11. Interest or dividend is paid-in-kind.
12. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
13. When-issued security to be delivered and settled after June 30, 2002.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




20  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


June 30, 2002
========================================================================================================================
ASSETS
Investments, at value (cost $532,715,944)-- see accompanying statement                                     $502,056,480
------------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $17,166)                                                                          16,098
------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                           515,766
------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $1,348,300 sold on a when-issued basis)                                          13,595,809
Interest, dividends and principal paydowns                                                                    6,201,797
Shares of beneficial interest sold                                                                            1,561,516
Swap contract                                                                                                       993
Other                                                                                                             2,600
                                                                                                           -------------
Total assets                                                                                                523,951,059

========================================================================================================================
LIABILITIES
Bank overdraft                                                                                                2,090,126
------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                           766,051
------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $138,835,019 purchased on a when-issued basis)                             140,460,539
Closed foreign currency contracts                                                                             6,010,523
Shares of beneficial interest redeemed                                                                          188,480
Shareholder reports                                                                                              14,470
Daily variation on futures contracts                                                                              4,245
Transfer and shareholder servicing agent fees                                                                     1,467
Service plan fees                                                                                                   453
Trustees' compensation                                                                                              316
Other                                                                                                            18,169
                                                                                                           -------------
Total liabilities                                                                                           149,554,839

========================================================================================================================
NET ASSETS                                                                                                 $374,396,220
                                                                                                           =============

------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                                 $     86,243
------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                  419,262,810
------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                          11,631,281
------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                              (26,145,163)
------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                           (30,438,951)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                 $374,396,220
                                                                                                           =============


------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Non-Service shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $372,715,012 and 85,864,722 shares of beneficial interest outstanding)                    $4.34
------------------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $1,681,208 and 378,311 shares of beneficial interest outstanding)                         $4.44



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




21  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF OPERATIONS  Unaudited


For the Six Months Ended June 30, 2002
========================================================================================================================
INVESTMENT INCOME
Interest (net of foreign withholding taxes of $3,155)                                                      $13,485,212
------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                      217,045
                                                                                                           -------------
Total investment income                                                                                     13,702,257

========================================================================================================================
EXPENSES
Management fees                                                                                              1,322,214
------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                                 452
------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                    6,503
------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                             29,383
------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                     20,256
------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                           5,647
------------------------------------------------------------------------------------------------------------------------
Other                                                                                                           28,721
                                                                                                           -------------
Total expenses                                                                                               1,413,176
Less reduction to custodian expenses                                                                            (2,854)
Less voluntary reimbursement of expenses                                                                       (44,031)
                                                                                                           -------------
Net expenses                                                                                                 1,366,291

========================================================================================================================
NET INVESTMENT INCOME                                                                                       12,335,966

========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                                       (4,333,106)
Closing of futures contracts                                                                                  (729,389)
Closing and expiration of option contracts written                                                               2,955
Foreign currency transactions                                                                                4,674,312
                                                                                                           -------------
Net realized loss                                                                                             (385,228)
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                 (8,669,267)
Translation of assets and liabilities denominated in foreign currencies                                      3,820,972
                                                                                                           -------------
Net change                                                                                                  (4,848,295)
                                                                                                           -------------
Net realized and unrealized loss                                                                            (5,233,523)

========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                        $7,102,443
                                                                                                           =============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




22  OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS                  YEAR
                                                                                          ENDED                 ENDED
                                                                                  JUNE 30, 2002          DECEMBER 31,
                                                                                    (UNAUDITED)                  2001
======================================================================================================================
OPERATIONS
Net investment income                                                              $ 12,335,966          $ 29,031,053
----------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                      (385,228)          (16,488,698)
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 (4,848,295)            2,675,923
                                                                                   -----------------------------------
Net increase in net assets resulting from operations                                  7,102,443            15,218,278

======================================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Non-Service shares                                                                  (28,654,014)          (20,045,483)
Service shares                                                                           (2,128)                   --

======================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                   42,568,951            51,951,764
Service shares                                                                        1,690,800                 3,983

======================================================================================================================
NET ASSETS
Total increase                                                                       22,706,052            47,128,542
======================================================================================================================
Beginning of period                                                                 351,690,168           304,561,626
                                                                                   -----------------------------------
End of period [including undistributed net investment
income of $11,631,281 and $27,951,457, respectively]                               $374,396,220          $351,690,168
                                                                                   ===================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




23  OPPENHEIMER STRATEGIC BOND FUND/VA

FINANCIAL HIGHLIGHTS


                                               SIX MONTHS                                                                  YEAR
                                                    ENDED                                                                 ENDED
                                            JUNE 30, 2002                                                          DECEMBER 31,
NON-SERVICE SHARES                            (UNAUDITED)         2001          2000          1999          1998           1997
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period             $   4.62     $   4.69      $   4.97      $   5.12      $   5.12       $   5.09
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .14          .41           .41           .45           .39            .39
Net realized and unrealized gain (loss)              (.05)        (.19)         (.28)         (.31)         (.24)           .04
                                                 -------------------------------------------------------------------------------
Total from investment operations                      .09          .22           .13           .14           .15            .43
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.37)        (.29)         (.41)         (.29)         (.09)          (.39)
Distributions from net realized gain                   --           --            --            --          (.06)          (.01)
                                                 -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.37)        (.29)         (.41)         (.29)         (.15)          (.40)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   4.34     $   4.62      $   4.69      $   4.97      $   5.12       $   5.12
                                                 ===============================================================================

================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)                  2.04%        4.85%         2.63%         2.83%         2.90%          8.71%

================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $372,715     $351,686      $304,562      $282,086      $279,200       $207,839
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $361,725     $330,711      $289,923      $278,668      $250,227       $159,934
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                6.87%        8.78%         9.23%         9.08%         8.17%          8.23%
Expenses                                             0.79%        0.79%         0.79%         0.78%         0.80%(3)       0.83%(3)
Expenses, net of reduction to custodian
expenses and/or voluntary reimbursement
of expenses                                          0.76%         N/A           N/A           N/A           N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                36%         104%          104%           81%          134%           150%




1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




24  OPPENHEIMER STRATEGIC BOND FUND/VA

                                                                                  SIX MONTHS              PERIOD
                                                                                       ENDED               ENDED
                                                                               JUNE 30, 2002        DECEMBER 31,
SERVICE SHARES                                                                   (UNAUDITED)             2001(1)
===================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                                                  $ 4.73               $4.64
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                            (.01)                .15
Net realized and unrealized gain (loss)                                                  .09                (.06)
                                                                                    -------------------------------
Total from investment operations                                                         .08                 .09
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.37)                 --
Distributions from net realized gain                                                      --                  --
                                                                                    -------------------------------
Total dividends and/or distributions to shareholders                                    (.37)                 --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 4.44               $4.73
                                                                                    ===============================

===================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                                                     1.75%               1.94%

===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                              $1,681                  $4
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                     $  393                  $2
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                   7.40%               8.17%
Expenses                                                                                1.02%               0.92%
Expenses, net of reduction to custodian expenses
and/or voluntary reimbursement of expenses                                              0.99%                N/A
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   36%                104%



1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




25  OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  UNAUDITED


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.

    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2002, the market value of these securities comprised 4.5% of the Fund's net assets and resulted in unrealized losses in the current period of $849,685. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2002, the Fund had entered into net outstanding when-issued commitments of $137,486,719.




26  OPPENHEIMER STRATEGIC BOND FUND/VA

    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.

    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential paydown speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2002, securities with an aggregate market value of $5,615,786, representing 1.50% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.




27  OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued
    As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $23,269,725. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

               Expiring
               -----------------------------
                    2006         $ 1,014,382
                    2007           5,399,072
                    2008             253,735
                    2009           9,904,928
                                 -----------
                    Total        $16,572,117
                                 ===========


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




28  OPPENHEIMER STRATEGIC BOND FUND/VA

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                    SIX MONTHS ENDED JUNE 30, 2002            YEAR ENDED DECEMBER 31, 2001(1)
                                                    SHARES                  AMOUNT             SHARES                  AMOUNT
------------------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                            15,784,335            $ 70,299,260         21,317,660            $ 98,459,684
Dividends and/or distributions reinvested        6,617,555              28,654,013          4,374,282              20,045,483
Redeemed                                       (12,660,507)            (56,384,322)       (14,476,879)            (66,553,403)
                                               -------------------------------------------------------------------------------
Net increase                                     9,741,383            $ 42,568,951         11,215,063            $ 51,951,764
                                               ===============================================================================

------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                               377,176            $  1,689,511              1,191            $      5,626
Dividends and/or distributions reinvested              479                   2,128                 --                      --
Redeemed                                              (186)                   (839)              (349)                 (1,643)
                                               -------------------------------------------------------------------------------
Net increase                                       377,469            $  1,690,800                842            $      3,983
                                               ===============================================================================



1. For the year ended December 31, 2001, for Non-Service shares and for the period from March 19, 2001 (inception of offering) to December 31, 2001, for Service shares.


================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $188,094,530 and $150,580,000, respectively.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Agreements contain no expense limitation. However, the Manager has undertaken to voluntarily reduce the management fee of Oppenheimer Strategic Bond Fund/VA, commencing January 1, 2002, if the relative performance of that Fund is at or below the following criteria. If the trailing 12-month performance of Oppenheimer Strategic Bond Fund/VA at the end of any calendar quarter is ranked by Lipper, Inc. ("Lipper") in the fifth quintile of the Lipper peer group for that Fund (funds dedicated to variable insurance products in Lipper's general bond funds category), the Manager undertakes to reduce the management fee for that Fund by 0.10%, and for each quarter thereafter until its performance improves, and if Oppenheimer Strategic Bond Fund/VA is ranked by Lipper in the fourth quintile of that peer group, the Manager undertakes to reduce the management fee by 0.05% for the following fiscal quarter and for each quarter thereafter until its performance improves. This management fee waiver is voluntary and may be terminated by the Manager at any time, without advance notice. If the Fund's performance is ranked in the third quintile, the full management fee is charged. If the performance again declines, the same waiver applies again. The Fund's management fee for the six months ended June 30, 2002 was an annualized rate of 0.74%.




29  OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of the fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund.

================================================================================
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.




30  OPPENHEIMER STRATEGIC BOND FUND/VA

 As of June 30, 2002, the Fund had outstanding foreign currency contracts as follows:

                                                      EXPIRATION        CONTRACT   VALUATION AS OF      UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                                       DATES   AMOUNT (000S)     JUNE 30, 2002    APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
British Pound Sterling [GBP]                      8/1/02-9/24/02         985 GBP        $1,496,882        $  8,974       $    450
Canadian Dollar [CAD]                            4/16/03-4/17/03       1,680 CAD         1,094,925          27,933             --
Euro [EUR]                                               9/24/02       1,235 EUR         1,214,991          30,873             --
Japanese Yen [JPY]                                11/1/02-5/8/03   1,176,015 JPY         9,979,463         447,986             --
                                                                                                      ----------------------------
                                                                                                           515,766            450
                                                                                                      ----------------------------

CONTRACTS TO SELL

Australian Dollar [aud]                                  9/18/02       1,230 AUD           685,442              --          1,820
British Pound Sterling [GBP]                     7/5/02-10/28/02       1,020 GBP         1,551,230              --         79,370
Canadian Dollar [CAD]                                    8/21/02         800 CAD           525,296              --         22,294
Euro [EUR]                                         7/5/02-5/5/03       9,055 EUR         8,862,317              --        573,602
Japanese Yen [JPY]                                        5/2/03     168,680 JPY         1,433,865              --         88,515
                                                                                                      ----------------------------
                                                                                                                --        765,601
                                                                                                      ----------------------------
Total Unrealized Appreciation and Depreciation                                                            $515,766       $766,051
                                                                                                      ============================



================================================================================
6. FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.




31  OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
6. FUTURES CONTRACTS Continued
As of June 30, 2002, the Fund had outstanding futures contracts as follows:

                                                                                                                UNREALIZED
                                             EXPIRATION         NUMBER OF          VALUATION AS OF            APPRECIATION
CONTRACT DESCRIPTION                              DATES         CONTRACTS            JUNE 30, 2002          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
90-Day Euro                                    12/16/02                 9              $ 2,198,925                $    325
90-Day Euro                                     3/17/03                37                8,995,163                  52,187
DAX Index                                       9/20/02                 3                  327,501                   2,222
Euro-Bundesobligation                            9/6/02                 7                  742,616                  12,789
FTSE 100 Index                                  9/20/02                 1                   70,926                      99
Japan (Government of) Bonds                     9/10/02                 1                1,160,187                   6,674
Nikkei 225 Index                                9/12/02                 2                  105,350                  (9,436)
United Kingdom Long Gilt                        9/26/02                 2                  343,669                   5,827
U.S. Long Bonds                                 9/19/02                82                8,428,063                  63,813
U.S. Treasury Nts., 2 yr.                       9/27/02                92               19,315,688                  82,750
U.S. Treasury Nts., 5 yr.                       9/19/02               158               16,972,656                 152,422
U.S. Treasury Nts., 10 yr.                      9/19/02               102               10,937,906                  (2,234)
                                                                                                              -------------
                                                                                                                   367,438
                                                                                                              -------------
CONTRACTS TO SELL
Australia (Commonwealth of) Bonds, 10 yr.       9/16/02                20                1,120,298                     912
NASDAQ 100 Index                                9/19/02                 7                  737,800                  46,095
                                                                                                              -------------
                                                                                                                    47,007
                                                                                                              -------------
                                                                                                                  $414,445
                                                                                                              =============


================================================================================
7. OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is




32  OPPENHEIMER STRATEGIC BOND FUND/VA
that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2002 was as follows:

                                                                                   CALL OPTIONS
                                                      ------------------------------------------
                                                      PRINCIPAL (000S)/
                                                              NUMBER OF               AMOUNT OF
CONTRACT DESCRIPTION                                          CONTRACTS                PREMIUMS
------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 2001                      14,109               $ 329,907
Options written                                               1,311,484                 145,846
Options closed or expired                                    (1,310,719)               (130,928)
Options exercised                                               (14,874)               (344,825)
                                                      ------------------------------------------
Options outstanding as of June 30, 2002                              --               $      --
                                                      ==========================================


--------------------------------------------------------------------------------
8. CREDIT SWAP TRANSACTIONS
The Fund may enter into a credit swap transaction to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. The Fund enters into swaps only on securities it owns. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund segregates liquid assets to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive.

As of June 30, 2002, the Fund had entered into the following credit swap agreements:

                                    EXPIRATION            NUMBER OF         VALUATION AS OF            UNREALIZED
CONTRACT DESCRIPTION                      DATE            CONTRACTS           JUNE 30, 2002          APPRECIATION
------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Bank, Jordon
(Kingdom of) Credit Nts.               6/6/06              250,000                    $993                  $993




33  OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
9. ILLIQUID OR RESTRICTED SECURITIES
As of June 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2002 was $21,525,399, which represents 5.75% of the Fund's net assets, of which $17,150 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                               UNREALIZED
                                                       ACQUISITION                    VALUATION AS OF        APPRECIATION
SECURITY                                                     DATES         COST         JUNE 30, 2002      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Aurora Foods, Inc.                                         9/18/00      $    --               $ 1,052             $ 1,052
Geotek Communications, Inc.                                 4/6/00           --                    --                  --
Geotek Communications, Inc., Series B (Escrowed)            1/4/01          840                    --                (840)
Real Time Data Co. Wts., Exp. 5/31/04                      6/30/99          364                    --                (364)

CURRENCY
Argentine Peso                                             1/15/02        2,407                 1,381              (1,026)
Russian Ruble                                      5/22/02-6/19/02       14,759                14,717                 (42)




34  OPPENHEIMER STRATEGIC BOND FUND/VA

OPPENHEIMER STRATEGIC BOND FUND/VA



A SERIES OF OPPENHEIMER VARIABLE ACCOUNT FUNDS
================================================================================
TRUSTEES AND OFFICERS   James C. Swain, Trustee, CEO and Chairman of the Board
                        John V. Murphy, President and Trustee
                        William L. Armstrong, Trustee
                        Robert G. Avis, Trustee
                        George C. Bowen, Trustee
                        Edward L. Cameron, Trustee
                        Jon S. Fossel, Trustee
                        Sam Freedman, Trustee
                        Beverly L. Hamilton, Trustee
                        Robert J. Malone, Trustee
                        F. William Marshall, Jr., Trustee
                        David P. Negri, Vice President
                        Arthur P. Steinmetz, Vice President
                        Robert G. Zack, Vice President and Secretary
                        Brian W. Wixted, Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary

================================================================================
INVESTMENT ADVISOR      OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR             OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AGENT          OppenheimerFunds Services

================================================================================
INDEPENDENT AUDITORS    Deloitte & Touche LLP

================================================================================
LEGAL COUNSEL           Myer, Swanson, Adams & Wolf, P.C.

                        The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                        For more complete information about Oppenheimer Strategic Bond Fund/VA, please refer to the Prospectus. To obtain a copy or for more information on how to obtain a separate account prospectus, call OppenheimerFunds, Inc. at 1.800.981.2871.




35  OPPENHEIMER STRATEGIC BOND FUND/VA

[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc.
All rights reserved.

                             [LOGO OMITTED]
                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                               Distributor, Inc.